UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 through June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1(a):     REPORTS TO STOCKHOLDERS.

www.manning-napier.com

Manning & Napier Fund, Inc.

Real Estate Series

Real Estate Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$800.60	$4.91	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$800.50	$3.79	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class W
Actual	$1,000.00	$804.40	$0.45	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$802.50	$3.13	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Real Estate Series

Portfolio Composition as of June 30, 2022

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

Top Ten Stock Holdings[2]
Equinix, Inc.	10.0%	SBA Communications Corp.	3.7%
Prologis, Inc.	9.9%	Equity LifeStyle Properties, Inc.	3.7%
Public Storage	4.8%	Digital Realty Trust, Inc.	3.4%
Radius Global Infrastructure, Inc. - Class A	4.3%	UDR, Inc.	3.4%
Sun Communities, Inc.	4.0%	Invitation Homes, Inc.	3.2%

2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.0%

Communication Services - 6.6%
Integrated Telecommunication Services - 6.6%
Cellnex Telecom S.A. (Spain)[1]	89,626	$3,488,082
Helios Towers plc (Tanzania)*	2,253,833	3,330,659
Radius Global Infrastructure, Inc. - Class A*	828,843	12,648,145
Total Communication Services		19,466,886
Consumer Discretionary - 1.7%
Hotels, Resorts & Cruise Lines - 1.7%
Marriott Vacations Worldwide Corp.	26,565	3,086,853
Playa Hotels & Resorts N.V.*	269,230	1,849,610
Total Consumer Discretionary		4,936,463
Real Estate - 90.7%
REITS - Health Care - 9.8%
CareTrust REIT, Inc.	268,527	4,951,638
Community Healthcare Trust, Inc.	97,307	3,523,486
Healthcare Realty Trust, Inc.	225,228	6,126,202
Healthcare Trust of America, Inc. - Class A	53,583	1,495,502
Ventas, Inc.	89,571	4,606,636
Welltower, Inc.	103,849	8,551,965
		29,255,429
REITS - Hotel & Resort - 2.6%
Apple Hospitality REIT, Inc.	519,309	7,618,263
REITS - Industrial - 16.9%
Duke Realty Corp.	116,981	6,428,106
Prologis, Inc.	250,505	29,471,913
Rexford Industrial Realty, Inc.	154,459	8,895,294
Terreno Realty Corp.	98,986	5,516,490
		50,311,803
REITS - Office - 3.0%
Brandywine Realty Trust	283,017	2,728,284
Cousins Properties, Inc.	217,175	6,348,025
		9,076,309
REITS - Residential - 28.1%
American Homes 4 Rent - Class A	207,322	7,347,492
AvalonBay Communities, Inc.	39,494	7,671,710
Camden Property Trust	38,046	5,116,426
Equity LifeStyle Properties, Inc.	154,027	10,854,283
Essex Property Trust, Inc.	18,662	4,880,300
Flagship Communities REIT	260,343	3,983,248
Independence Realty Trust, Inc.	173,521	3,597,090
Invitation Homes, Inc.	269,211	9,578,527
Mid-America Apartment Communities, Inc.	50,511	8,822,756
NexPoint Residential Trust, Inc.	1	47
Sun Communities, Inc.	74,642	11,894,949
UDR, Inc.	218,628	10,065,633
		83,812,461
REITS - Retail - 2.3%
Agree Realty Corp.	46,949	3,386,431

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Retail (continued)
Getty Realty Corp	124,960	$3,311,440
		6,697,871
REITS - Specialized - 28.0%
American Tower Corp.	24,935	6,373,136
Digital Realty Trust, Inc.	77,719	10,090,258
Equinix, Inc.	45,150	29,664,453
Extra Space Storage, Inc.	35,876	6,103,225
Life Storage, Inc.	56,189	6,274,064
Public Storage	45,158	14,119,552
SBA Communications Corp.	34,213	10,949,871
		83,574,559
Total Real Estate		270,346,695
TOTAL COMMON STOCKS
(Identified Cost $263,254,199)		294,750,044
SHORT-TERM INVESTMENT - 0.5%
Dreyfus Government Cash Management, Institutional Shares, 1.35%[2]
(Identified Cost $1,628,702)	1,628,702	1,628,702
TOTAL INVESTMENTS - 99.5%
(Identified Cost $264,882,901)		296,378,746
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,624,061
NET ASSETS - 100%		$298,002,807

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2022

(unaudited)

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $3,488,082, which represented 1.2% of the Series’ Net Assets.

2Rate shown is the current yield as of June 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $264,882,901) (Note 2)	$296,378,746
Cash	1,245,560
Dividends receivable	598,923
Receivable for fund shares sold	267,065
Foreign tax reclaims receivable	9,126
Prepaid expenses	32,193

TOTAL ASSETS	298,531,613

LIABILITIES:

Accrued management fees (Note 3)	36,588
Accrued sub-transfer agent fees (Note 3)	32,006
Accrued fund accounting and administration fees (Note 3)	15,524
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	7,958
Accrued Chief Compliance Officer service fees (Note 3)	714
Payable for fund shares repurchased	370,814
Audit fees payable	31,877
Other payables and accrued expenses	33,325

TOTAL LIABILITIES	528,806

TOTAL NET ASSETS	$298,002,807

NET ASSETS CONSIST OF:

Capital stock	$229,883
Additional paid-in-capital	235,783,669
Total distributable earnings (loss)	61,989,255

TOTAL NET ASSETS	$298,002,807

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($37,647,956/2,276,311 shares)	$16.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($43,379,884/7,448,540 shares)	$5.82

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($215,148,915/12,951,186 shares)	$16.61

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($1,826,052/312,236 shares)	$5.85

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $13,070)	$3,099,585

EXPENSES:

Management fees (Note 3)	1,021,108
Sub-transfer agent fees (Note 3)	64,964
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	53,319
Fund accounting and administration fees (Note 3)	44,869
Directors’ fees (Note 3)	19,255
Chief Compliance Officer service fees (Note 3)	3,509
Custodian fees	7,404
Miscellaneous	110,301

Total Expenses	1,324,729
Less reduction of expenses (Note 3)	(757,723)

Net Expenses	567,006

NET INVESTMENT INCOME	2,532,579

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	23,491,271
Foreign currency and translation of other assets and liabilities	(1,002)

23,490,269
Net change in unrealized appreciation (depreciation) on-
Investments	(101,785,622)
Foreign currency and translation of other assets and liabilities	(436)

(101,786,058)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(78,295,789)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,763,210)

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,532,579	$4,711,947
Net realized gain (loss) on investments and foreign currency	23,490,269	26,118,997
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(101,786,058)	91,600,959

Net increase (decrease) from operations	(75,763,210)	122,431,903

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	–	(1,665,158)
Class I	–	(4,881,125)
Class W	–	(12,260,150)
Class Z	–	(125,057)

Total distributions to shareholders	–	(18,931,490)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(16,778,717)	3,074,231

Net increase (decrease) in net assets	(92,541,927)	106,574,644

NET ASSETS:

Beginning of period	390,544,734	283,970,090

End of period	$298,002,807	$390,544,734

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/22
	(UNAUDITED)		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.66		$14.92	$16.31	$13.09	$14.93	$14.48
Income (loss) from investment operations:
Net investment income[1]	0.07		0.12	0.12 [2]	0.15	0.26	0.24
Net realized and unrealized gain (loss) on investments	(4.19)		6.35	(1.15)	3.65	(1.24)	1.02
Total from investment operations	(4.12)		6.47	(1.03)	3.80	(0.98)	1.26
Less distributions to shareholders:
From net investment income	—		(0.10)	(0.13)	(0.16)	(0.21)	(0.25)
From net realized gain on investments	—		(0.63)	(0.19)	(0.42)	(0.63)	(0.56)
From return of capital	—		—	(0.04)	—	(0.02)	—
Total distributions to shareholders	—		(0.73)	(0.36)	(0.58)	(0.86)	(0.81)

Net asset value - End of period	$16.54		$20.66	$14.92	$16.31	$13.09	$14.93
Net assets - End of period (000’s omitted)	$37,648		$48,549	$37,762	$59,923	$214,722	$271,496
Total return[3]	(19.94%	)	43.67%	(6.27% )	29.14% [4]	(6.73% )	8.66%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[5]	1.10%	1.10%	1.11%	1.11%	1.10%
Net investment income	0.73%	[5]	0.66%	0.81% [2]	1.02%	1.82%	1.58%
Series portfolio turnover	26%		26%	69%	24%	44%	42%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[5]	0.01%	0.03%	0.00% [6]	N/A	0.00% [6]

1Calculated based on average shares outstanding during the periods.

2Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.11 and the net investment income ratio would have been 0.72%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 29.06%.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/22
	(UNAUDITED)		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.27		$5.63	$6.44	$5.50	$6.81	$7.03
Income (loss) from investment operations:
Net investment income[1]	0.03		0.06	0.06 [2]	0.11	0.14	0.14
Net realized and unrealized gain (loss) on investments	(1.48)		2.38	(0.45)	1.49	(0.55)	0.49
Total from investment operations	(1.45)		2.44	(0.39)	1.60	(0.41)	0.63
Less distributions to shareholders:
From net investment income	—		(0.17)	(0.18)	(0.24)	(0.24)	(0.29)
From net realized gain on investments	—		(0.63)	(0.19)	(0.42)	(0.63)	(0.56)
From return of capital	—		—	(0.05)	—	(0.03)	—
Total distributions to shareholders	—		(0.80)	(0.42)	(0.66)	(0.90)	(0.85)

Net asset value - End of period	$5.82		$7.27	$5.63	$6.44	$5.50	$6.81
Net assets - End of period (000’s omitted)	$43,380		$51,320	$30,787	$50,025	$50,111	$47,074
Total return[3]	(19.95%	)	44.14%	(5.96% )	29.31%	(6.41%)	8.85%

Ratios (to average net assets)/Supplemental Data:
Expenses *	0.85%	[4]	0.84% [5]	0.85%	0.84%	0.86%	0.85%
Net investment income	0.99%	[4]	0.92%	1.02% [2]	1.62%	2.12%	1.95%
Series portfolio turnover	26%		26%	69%	24%	44%	42%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.01%	N/A	N/A	0.00%[6]

1Calculated based on average shares outstanding during the periods.

2Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.93%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED		FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/22				3/1/19[1] TO
	(UNAUDITED)		12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.65		$14.89	$16.27	$14.76
Income (loss) from investment operations:
Net investment income[2]	0.16		0.29	0.33 [3]	0.35
Net realized and unrealized gain (loss) on investments	(4.20)		6.38	(1.20)	1.91
Total from investment operations	(4.04)		6.67	(0.87)	2.26
Less distributions to shareholders:
From net investment income	—		(0.29)	(0.25)	(0.33)
From net realized gain on investments	—		(0.63)	(0.19)	(0.42)
From return of capital	—		—	(0.07)	—
Total distributions to shareholders	—		(0.92)	(0.51)	(0.75)

Net asset value - End of period	$16.61		$20.65	$14.89	$16.27
Net assets - End of period (000’s omitted)	$215,149		$288,394	$214,871	$191,373
Total return[4]	(19.56%	)	45.19%	(5.33% )	15.43%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses *	0.10%	[6]	0.10%	0.10%	0.10%	[6]
Net investment income	1.72%	[6]	1.66%	2.27% [3]	2.58%	[6]
Series portfolio turnover	26%		26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.61%	[6]	0.61%	0.64%	0.62%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.31 and the net investment income ratio would have been 2.14%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 15.36%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED		FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/22				3/1/19[1] TO
	(UNAUDITED)		12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.29		$5.64	$6.46	$6.21
Income (loss) from investment operations:
Net investment income[2]	0.04		0.08	0.09 [3]	0.08
Net realized and unrealized gain (loss) on investments	(1.48)		2.38	(0.48)	0.84
Total from investment operations	(1.44)		2.46	(0.39)	0.92
Less distributions to shareholders:
From net investment income	—		(0.18)	(0.19)	(0.25)
From net realized gain on investments	—		(0.63)	(0.19)	(0.42)
From return of capital	—		—	(0.05)	—
Total distributions to shareholders	—		(0.81)	(0.43)	(0.67)

Net asset value - End of period	$5.85		$7.29	$5.64	$6.46
Net assets - End of period (000’s omitted)	$1,826		$2,281	$549	$539
Total return[4]	(19.75%	)	44.36%	(5.96% )	14.98%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses *	0.70%	[6]	0.70%	0.70%	0.70%	[6]
Net investment income	1.26%	[6]	1.15%	1.51% [3]	1.42%	[6]
Series portfolio turnover	26%		26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[6]	0.01%	0.04%	0.02%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.08 and the net investment income ratio would have been 1.39%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 14.62%

6Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Real Estate Series Class I common stock, Real Estate Series Class S common stock and Real Estate Series Class Z common stock and 75 million have been designated as Real Estate Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities

12

Real Estate Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$19,466,886	$12,648,145	$6,818,741	$—
Consumer Discretionary	4,936,463	4,936,463	—	—
Real Estate*	270,346,695	270,346,695	—	—
Short-Term Investment	1,628,702	1,628,702	—	—
Total assets	$296,378,746	$289,560,005	$6,818,741	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2021 or June 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

Real Estate Series

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Real Estate Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2022, the sub-transfer agency expenses incurred by Class S and Class I were $32,237 and $32,727, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

15

Real Estate Series

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived $744,174 in management fees for Class W for the six months ended June 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $2,316, $11,143 and $90 for Class S, Class W and Class Z, respectively, for the six months ended June 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	2025	Total
Class S	$6,660	$12,058	$2,956	$2,316	$23,990
Class I	—	5	—	—	5
Class W	32,160	67,990	30,356	11,143	141,649
Class Z	382	190	96	90	758

For the six months ended June 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $90,125,648 and $101,598,544, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	241,727	$4,604,804	366,265	$6,424,926
Reinvested	—	—	82,953	1,621,736
Repurchased	(315,103)	(5,719,071)	(631,144)	(10,881,761)
Total	(73,376)	$(1,114,267)	(181,926)	$(2,835,099)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,438,083	$9,664,966	2,388,550	$16,119,743
Reinvested	—	—	631,336	4,337,281
Repurchased	(1,051,885)	(6,829,242)	(1,426,591)	(9,257,738)
Total	386,198	$2,835,724	1,593,295	$11,199,286

16

Real Estate Series

Notes to Financial Statements (continued)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	305,890	$5,930,814	636,315	$11,124,927
Reinvested	—	—	607,420	11,862,919
Repurchased	(1,320,304)	(24,401,475)	(1,705,540)	(29,801,017)
Total	(1,014,414)	$(18,470,661)	(461,805)	$(6,813,171)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	199,357	$1,298,478	218,771	$1,551,103
Reinvested	—	—	18,047	124,519
Repurchased	(199,925)	(1,327,991)	(21,422)	(152,407)
Total	(568)	$(29,513)	215,396	$1,523,215

Approximately 72% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

17

Real Estate Series

Notes to Financial Statements (continued)

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$4,712,706
Long-term capital gains	$14,218,784

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$265,755,093
Unrealized appreciation	40,152,347
Unrealized depreciation	(9,528,694)

Net unrealized appreciation	$30,623,653

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

12.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the

18

Real Estate Series

Notes to Financial Statements (continued)

12.	Subsequent Event (continued)

Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

19

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

20

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

21

Real Estate Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

22

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-06/22-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$938.90	$3.03	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
Class W
Actual	$1,000.00	$941.50	$0.63	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2022

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

Top Ten States[2]
Texas	12.6%	Wisconsin	4.2%
New York	11.8%	Illinois	4.0%
Florida	6.5%	Washington	3.9%
Maryland	5.0%	North Carolina	3.9%
Virginia 2As a percentage of total investments.	4.9%	Tennessee	3.0%

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS - 91.1%
ALABAMA - 0.5%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,048,082
ALASKA - 0.9%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	813,907
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	999,769
Public Impt., Unrefunded Balance, Series 2, Revenue Bond, 5.000%, 9/1/2022	135,000	135,325
		1,949,001
ARIZONA - 1.6%
Mesa
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2023	1,050,000	1,084,215
Multiple Utility Impt., Revenue Bond, 5.000%, 7/1/2024	1,200,000	1,270,793
Scottsdale, Water & Sewer, Revenue Bond, 5.250%, 7/1/2022	1,130,000	1,130,133
		3,485,141
CALIFORNIA - 0.7%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,530,076
COLORADO - 0.9%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	858,286
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,093,198
		1,951,484
DISTRICT OF COLUMBIA - 0.5%
District of Columbia Water & Sewer Authority, Series C, Revenue Bond, 5.000%, 10/1/2022	1,000,000	1,008,961
FLORIDA - 6.5%
Central Florida Expressway Authority Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	527,518
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	557,247
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	562,944
Florida
Series A, G.O. Bond, 5.000%, 6/1/2025	1,857,000	2,005,681
Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	982,767
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	503,471

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
FLORIDA (continued)
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	$1,123,692
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,144,936
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,256,385
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	721,549
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	518,679
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,214,893
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,130,942
		14,250,704
GEORGIA - 2.7%
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,859,892
HAWAII - 2.2%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,234,988
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,638,485
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	467,561
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	562,983
		4,904,017
ILLINOIS - 4.0%
Aurora, Waterworks & Sewerage Series B, Revenue Bond, 3.000%, 12/1/2022	500,000	503,803
Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	635,568
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,880,938
Illinois Municipal Electric Agency
Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,118,054
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	778,913
Illinois State Toll Highway Authority
Highway Impt., Series B, Revenue
Bond, 5.000%, 1/1/2038	1,050,000	1,111,815
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,707,196
		8,736,287

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
INDIANA - 0.5%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	$1,102,096
IOWA - 1.2%
Cedar Falls IA, Municipal Electric Utility, Revenue Bond, 5.000%, 12/1/2023	2,000,000	2,088,531
Johnston, Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	520,000	535,584
		2,624,115
KANSAS - 0.9%
Topeka, Series A, G.O. Bond, 4.000%, 8/15/2024	1,440,000	1,497,025
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	528,965
		2,025,990
KENTUCKY - 1.9%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,412,914
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,806,959
		4,219,873
LOUISIANA - 0.5%
New Orleans
Sewer Impt., Revenue Bond, 5.000%, 6/1/2023	300,000	307,886
Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	549,583
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM, 3.000%, 12/1/2022	300,000	302,067
		1,159,536
MAINE - 0.6%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	753,622
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	627,004
		1,380,626
MARYLAND - 5.0%
Baltimore County
G.O. Bond, 5.000%, 3/1/2023	665,000	680,837
G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,147,085
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,822,816
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,140,030
Series B, G.O. Bond, 5.000%, 8/1/2025	1,000,000	1,085,448

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
MARYLAND (continued)
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	$1,094,449
		10,970,665
MASSACHUSETTS - 0.7%
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,204,756
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	434,157
		1,638,913
MINNESOTA - 0.5%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,118,408

MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	466,324

MISSOURI - 2.1%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	552,945
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,800,792
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	783,043
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,554,689
		4,691,469
NEBRASKA - 1.2%
Lincoln Electric System Revenue, Prerefunded Balance, Series A, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,087,549
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	734,679
Omaha, Public Impt., Series A, G.O. Bond, 2.500%, 1/15/2023	760,000	765,099
		2,587,327

NEVADA - 0.6%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,334,584

NEW JERSEY - 1.4%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	755,516
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	811,456
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	1,522,330
		3,089,302

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW MEXICO - 1.4%
Albuquerque, Series D, G.O. Bond, 5.000%, 7/1/2025	1,000,000	$1,082,420
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond, 5.000%, 7/1/2022	1,250,000	1,250,135
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	819,237
		3,151,792

NEW YORK - 11.8%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,022,133
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	880,335
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,791,322
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,095,047
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	2,100,066
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	982,230
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,749,941
New York City Transitional Finance Authority, Building Aid, Prerefunded Balance, Series S-4A, Revenue Bond, 5.000%, 7/15/2023	645,000	669,421
New York State Dormitory Authority
Public Impt., Prerefunded Balance, Series C, Revenue Bond, 5.000%, 3/15/2023	2,000,000	2,049,319
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	890,544
Series C, Revenue Bond, 0.887%, 3/15/2025	950,000	887,257
Series C, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,016,160
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,361,765
New York State Urban Development Corp.
Economic Impt., Correctional Facility Impt, Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	465,971
Highway Impt., Series C, Revenue Bond, 5.000%, 3/15/2024	765,000	782,462
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,333,620

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW YORK (continued)
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond, 5.000%, 11/15/2023	2,805,000	$2,883,337
		25,960,930

NORTH CAROLINA - 3.9%
Charlotte, Series A, G.O. Bond, 5.000%, 8/1/2022	615,000	616,728
Charlotte, Water & Sewer System, Revenue Bond, 5.000%, 7/1/2024	1,235,000	1,309,996
Mecklenburg County, School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	4,288,079
North Carolina Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,561,505
Raleigh, Series A, G.O. Bond, 5.000%, 9/1/2023	700,000	725,198
		8,501,506
OHIO - 2.8%
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.000%, 12/1/2048	1,000,000	1,043,534
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,247,069
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,671,770
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	604,644
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	681,630
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond, 5.250%, 12/1/2040	1,000,000	1,016,222
		6,264,869

OREGON - 0.6%
Metro, Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 6/1/2023	825,000	827,318
Oregon, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	595,132
		1,422,450

PENNSYLVANIA - 3.0%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	829,592
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	938,785
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,250,532
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	635,778
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,688,273

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	$337,467
		6,680,427
TENNESSEE - 3.0%
Knoxville Electric System Revenue
Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	801,367
Series FF, Revenue Bond, 5.000%, 7/1/2025	705,000	705,000
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	2,935,643
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	604,638
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	537,829
Sullivan County, Correctional Facility Impt, G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,121,259
		6,705,736
TEXAS - 12.6%
Austin Electric Utility, Series A, Revenue Bond, 5.000%, 11/15/2022	500,000	506,757
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,545,033
Corpus Christi, G.O. Bond, 5.000%, 3/1/2024	1,000,000	1,045,609
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,962,099
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	621,642
Houston, Combined Utility System
Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,328,532
Series C, Revenue Bond, 5.000%, 5/15/2024	1,005,000	1,060,529
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,544,442
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,693,826
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	521,467
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,171,728
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,035,572
San Angelo Independent School District, Series A, G.O. Bond, 5.000%, 2/15/2024	1,645,000	1,724,140

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
San Antonio Electric & Gas, Revenue Bond, 5.000%, 2/1/2025	1,000,000	$1,002,794
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,196,050
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,624,439
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	211,902
Revenue Bond, 5.000%, 12/15/2027	600,000	636,969
Revenue Bond, 5.000%, 12/15/2028	250,000	265,471
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,089,489
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	2,010,863
		27,799,353
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	919,433
VIRGINIA - 4.8%
Fairfax County
Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,946,016
Series B, G.O. Bond, 5.000%, 10/1/2024	5,855,000	6,248,812
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	498,227
		10,693,055
WASHINGTON - 3.9%
Washington
Highway Impt., Series B, G.O. Bond, 5.000%, 8/1/2025	1,480,000	1,529,613
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,829,683
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	2,252,578
		8,611,874
WEST VIRGINIA - 0.9%
West Virginia, Series A, G.O. Bond, 5.000%, 6/1/2025	1,860,000	2,009,359
WISCONSIN - 4.2%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	599,673
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	2,038,008
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	611,424

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin, Public Impt., Series B, G.O. Bond, 5.000%, 5/1/2024	5,750,000	$6,063,093
		9,312,198
TOTAL MUNICIPAL BONDS
(Identified Cost $208,946,527)		201,165,855

MUTUAL FUND - 3.0%
iShares National Muni Bond ETF (Identified Cost $7,083,057)	62,191	6,614,635

SHORT-TERM INVESTMENT - 5.5%
Dreyfus Government Cash Management, Institutional Shares, 1.35%[2]
(Identified Cost $12,094,193)	12,094,193	12,094,193

TOTAL INVESTMENTS - 99.6%
(Identified Cost $228,123,777)		219,874,683
OTHER ASSETS, LESS LIABILITIES - 0.4%		979,256
NET ASSETS - 100.0%		$220,853,939

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of June 30, 2022.

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $228,123,777) (Note 2)	$219,874,683
Interest receivable	2,542,346
Receivable for fund shares sold	28,957
Dividends receivable	13,155
Prepaid expenses	17,786

TOTAL ASSETS	222,476,927

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	14,969
Accrued management fees (Note 3)	891
Accrued Chief Compliance Officer service fees (Note 3)	714
Payable for fund shares repurchased	1,573,939
Other payables and accrued expenses	32,475

TOTAL LIABILITIES	1,622,988

TOTAL NET ASSETS	$220,853,939

NET ASSETS CONSIST OF:

Capital stock	$215,202
Additional paid-in-capital	227,254,621
Total distributable earnings (loss)	(6,615,884)

TOTAL NET ASSETS	$220,853,939

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,965,086/191,655 shares)	$10.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($218,888,853/21,328,564 shares)	$10.26

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$1,170,226
Dividends	61,509

Total Investment Income	1,231,735

EXPENSES:

Management fees (Note 3)	427,114
Fund accounting and administration fees (Note 3)	36,792
Directors’ fees (Note 3)	7,777
Chief Compliance Officer service fees (Note 3)	3,509
Custodian fees	2,719
Miscellaneous	62,241

Total Expenses	540,152
Less reduction of expenses (Note 3)	(421,597)

Net Expenses	118,555

NET INVESTMENT INCOME	1,113,180

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(61,961)

Net change in unrealized appreciation (depreciation) on investments	(10,144,003)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(10,205,964)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,092,784)

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,113,180	$1,843,322
Net realized gain (loss) on investments	(61,961)	8,714,790
Net change in unrealized appreciation (depreciation) on investments	(10,144,003)	(9,903,740)

Net increase (decrease) from operations	(9,092,784)	654,372

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(4,547)	(151,254)
Class W	(782,159)	(7,220,650)

Total distributions to shareholders	(786,706)	(7,371,904)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	112,363,129	(131,176,695)

Net increase (decrease) in net assets	102,483,639	(137,894,227)

NET ASSETS:

Beginning of period	118,370,300	256,264,527

End of period	$220,853,939	$118,370,300

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/22
	(UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.94	$11.58	$11.14	$10.90	$10.98	$10.86
Income (loss) from investment operations:
Net investment income[1]	0.04	0.10	0.15	0.17	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.71)	(0.08)	0.48	0.39	(0.08)	0.13
Total from investment operations	(0.67)	0.02	0.63	0.56	0.07	0.26
Less distributions to shareholders:
From net investment income	(0.02)	(0.09)	(0.10)	(0.20)	(0.15)	(0.14)
From net realized gain on investments	—	(0.57)	(0.09)	(0.12)	—	—
Total distributions to shareholders	(0.02)	(0.66)	(0.19)	(0.32)	(0.15)	(0.14)
Net asset value - End of period	$10.25	$10.94	$11.58	$11.14	$10.90	$10.98
Net assets - End of period (000’s omitted)	$1,965	$2,430	$2,324	$4,394	$297,814	$278,329
Total return[2]	(6.11% )	0.16%	5.73%	5.10%	0.65%	2.37%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.63% [3]	0.67%	0.61%	0.58%	0.59%	0.58%
Net investment income	0.79% [3]	0.91%	1.35%	1.62%	1.42%	1.22%
Series portfolio turnover	7%	23%	41%	29%	12%	4%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 6/30/22			3/1/19[1] TO
	(UNAUDITED)	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.94	$11.59	$11.15	$11.01
Income (loss) from investment operations:
Net investment income[2]	0.07	0.16	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.71)	(0.09)	0.48	0.31
Total from investment operations	(0.64)	0.07	0.69	0.51
Less distributions to shareholders:
From net investment income	(0.04)	(0.15)	(0.16)	(0.25)
From net realized gain on investments	—	(0.57)	(0.09)	(0.12)
Total distributions to shareholders	(0.04)	(0.72)	(0.25)	(0.37)

Net asset value - End of period	$10.26	$10.94	$11.59	$11.15
Net assets - End of period (000’s omitted)	$218,889	$115,940	$253,941	$189,336
Total return[3]	(5.85% )	0.62%	6.23%	4.61%

Ratios (to average net assets)/Supplemental Data:
Expenses *	0.13% [4]	0.17%	0.11%	0.11% [4]
Net investment income	1.31% [4]	1.42%	1.79%	2.14% [4]
Series portfolio turnover	7%	23%	41%	29%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.50% [4]	0.50%	0.50%	0.50% [4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input

13

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$201,165,855	$—	$201,165,855	$—
Mutual fund	6,614,635	6,614,635	—	—
Short-Term Investment	12,094,193	12,094,193	—	—
Total assets	$219,874,683	$18,708,828	$201,165,855	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or June 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $421,597 in management fees for Class W shares for the six months ended June 30, 2022 This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2022 , there are no expenses eligible to be recouped by the Advisor.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $119,826,869 and $3,610,000, respectively. Sales of U.S. Government securities, other than short-term securities, were $6,887,988. There were no purchases of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	19,021	$195,730	121,144	$1,400,116
Reinvested	442	4,547	13,707	150,949
Repurchased	(49,945)	(521,637)	(113,352)	(1,298,287)
Total	(30,482)	$(321,360)	21,499	$252,778

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,180,881	$127,700,612	1,222,473	$14,076,424
Reinvested	68,340	703,560	629,320	6,944,529
Repurchased	(1,516,095)	(15,719,683)	(13,167,815)	(152,450,426)
Total	10,733,126	$112,684,489	(11,316,022)	$(131,429,473)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

16

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$557,648
Tax exempt income	$1,548,715
Long-term capital gains	$5,265,541

At June 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$228,123,777
Unrealized appreciation	329,987
Unrealized depreciation	(8,579,081)

Net unrealized depreciation	$(8,249,094)

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

17

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

10.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

18

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

19

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

20

Diversified Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

21

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/22-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

New York Tax Exempt Series

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$939.70	$3.37	0.70%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class W
Actual	$1,000.00	$941.40	$0.96	0.20%
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2022

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 91.7%
Albany
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2026	595,000	$606,626
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2027	445,000	453,724
Albany County
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2024	250,000	264,767
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2026	430,000	477,161
Amsterdam City School District, G.O. Bond, AGM, 4.000%, 6/15/2024	1,135,000	1,173,329
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	788,428
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	389,842
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	408,325
Brighton Central School District G.O. Bond, 2.125%, 6/15/2025	500,000	499,864
School Impt., G.O. Bond, 2.000%, 6/15/2026	1,520,000	1,506,922
School Impt., G.O. Bond, 2.000%, 6/15/2027	1,330,000	1,309,937
Brookhaven
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	413,329
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2026	1,155,000	1,193,007
Brookhaven-Comsewogue Union Free
School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	502,813
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	262,334
Buffalo Municipal Water Finance
Authority
Series A, Revenue Bond, 4.000%, 7/1/2022	300,000	300,023
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	309,298
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	262,094
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	625,573
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	259,162
Clarkstown, Public Impt., Series A, G.O. Bond, 2.000%, 6/15/2026	535,000	530,398
Commack Union Free School District, School Impt., Series A, G.O. Bond, 1.000%, 6/15/2025	1,400,000	1,354,788
Dutchess County
Series B, G.O. Bond, 2.000%, 4/1/2026	1,175,000	1,168,466
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
Dutchess County (continued)
Series B, G.O. Bond, 2.000%, 4/1/2027	1,000,000	$988,682
Enlarged City School District of Troy, G.O. Bond, BAM, 2.000%, 6/1/2026	500,000	493,875
Erie County
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2026	300,000	331,329
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2027	200,000	224,495
Erie County Fiscal Stability Authority,
Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,098,157
Gates Chili Central School District
School Impt., G.O. Bond, 3.125%, 6/15/2024	300,000	306,399
School Impt., G.O. Bond, 3.125%, 6/15/2025	245,000	251,595
School Impt., G.O. Bond, 3.125%, 6/15/2026	265,000	273,390
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	624,332
Haverstraw-Stony Point Central School District, G.O. Bond, 2.250%, 10/15/2027	510,000	507,064
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	413,815
Mamaroneck Union Free School District, School Impt., G.O. Bond, 4.000%, 8/15/2032	1,000,000	1,064,591
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,188,003
Nassau County Interim Finance
Authority
Series A, Revenue Bond, 5.000%, 11/15/2030	630,000	742,799
Series A, Revenue Bond, 4.000%, 11/15/2034	760,000	802,215
New Windsor
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2024	580,000	590,669
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2025	580,000	593,195
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2026	230,000	236,049
New York, Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	522,938
New York City
G.O. Bond, 5.000%, 8/1/2026	515,000	567,773
Public Impt., Series 2, G.O. Bond, 3.375%, 3/1/2025	500,000	500,508
Public Impt., Series D2, G.O. Bond, 3.430%, 12/1/2024	500,000	501,533
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,400,000	1,567,407

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
New York City (continued)
Series D, G.O. Bond, 1.216%, 8/1/2026	500,000	$456,270
Series E, G.O. Bond, 5.000%, 8/1/2026	1,500,000	1,653,595
New York City Municipal Water Finance
Authority
Revenue Bond, 5.000%, 6/15/2040	1,510,000	1,641,789
Water Utility Impt., Series CC-1, Revenue Bond, 5.000%, 6/15/2032	1,310,000	1,487,563
Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,113,068
New York City Transitional Finance
Authority Building Aid
Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	390,000	403,277
Public Impt., Series S1, Revenue Bond, 5.000%, 7/15/2025	1,030,000	1,096,598
Unrefunded Balance, Revenue Bond, 5.000%, 7/15/2023	430,000	443,349
New York City Transitional Finance
Authority Future Tax Secured
Public Impt., Revenue Bond, 5.000%, 5/1/2031	780,000	892,225
Revenue Bond, 5.000%, 11/1/2024	750,000	798,801
New York City Transitional Finance
Authority, Building Aid, Public Impt.,
Series S-2, Revenue Bond, 5.000%, 7/15/2023	2,000,000	2,062,087
New York City Transitional Finance
Authority, Future Tax Secured, Series
B, Revenue Bond, 5.000%, 11/1/2024	3,000,000	3,034,425
New York State Dormitory Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 3/15/2027	1,115,000	1,234,417
School Impt., Series A, Revenue Bond, 5.000%, 3/15/2027	450,000	501,881
School Impt., Series A, Revenue Bond, BAM, 5.000%, 10/1/2031	2,500,000	2,889,193
School Impt., Series D, Revenue Bond, 5.000%, 2/15/2031	1,365,000	1,543,927
School Impt., Series D, Revenue Bond, AGM, 5.000%, 10/1/2030	1,000,000	1,123,434
School Impt., Unrefunded Balance,
Series E, Revenue Bond, 5.000%, 3/15/2026	760,000	833,429
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2024	1,680,000	1,732,565
Series C, Revenue Bond, 0.887%, 3/15/2025	500,000	466,977
Series E, Revenue Bond, 5.000%, 3/15/2033	1,250,000	1,428,005
Unrefunded Balance, Series A, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,653,607
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	$309,558
Water Utility Impt., Revenue Bond, 5.000%, 6/15/2028	2,250,000	2,588,646
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	2,001,238
New York State Thruway Authority
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2023	1,025,000	1,049,610
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2025	1,245,000	1,334,420
Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	988,186
New York State Urban Development Corp.
Economic Impt., Series A, Revenue Bond, 5.000%, 3/15/2025	435,000	466,262
Economic Impt., Series B, Revenue Bond, 3.250%, 3/15/2025	800,000	795,427
Public Impt., Recreational Facility Impt., Revenue Bond, 5.000%, 3/15/2032	500,000	564,449
Public Impt., Series C-3, Revenue Bond, 5.000%, 3/15/2041	850,000	902,428
Series A, Revenue Bond, 5.000%, 3/15/2027	1,875,000	2,041,686
North Colonie Central School District, G.O. Bond, 2.000%, 7/15/2027	1,000,000	982,262
North Rose-Wolcott Central School District, G.O. Bond, AGM, 2.000%, 6/15/2025	500,000	496,888
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,029,238
Orangetown, Series B, G.O. Bond, 5.000%, 9/15/2026	355,000	395,469
Perinton
G.O. Bond, 4.000%, 12/15/2022	210,000	212,609
G.O. Bond, 4.000%, 12/15/2023	160,000	164,893
Phelps-Clifton Springs Central School District, G.O. Bond, 3.750%, 6/15/2023	955,000	973,429
Port Authority of New York & New Jersey
Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,065,000	1,198,570
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,058,337
Rochester, School Impt., Series A, G.O. Bond, AMBAC, 5.000%, 8/15/2022	95,000	95,397
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	260,164
Sales Tax Asset Receivable Corp.
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2028	2,500,000	2,667,636

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
Sales Tax Asset Receivable Corp.
(continued)
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2030	520,000	$554,875
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	1,485,797
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	437,071
South Glens Falls Central School District, Series A, G.O. Bond, 2.000%, 7/15/2027	2,655,000	2,619,569
South Jefferson Central School District, G.O. Bond, AGM, 4.000%, 4/15/2025	1,125,000	1,176,509
Sullivan County, Public Impt., G.O. Bond, 3.000%, 11/15/2023	500,000	507,135
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	365,266
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	490,223
Series B, Revenue Bond, 5.000%, 11/15/2023	2,000,000	2,087,495
Series B, Revenue Bond, 5.000%, 11/15/2029	360,000	403,096
Ulster County, G.O. Bond, 4.000%, 11/15/2025	490,000	518,812
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)
Uniondale Union Free School District, School Impt., G.O. Bond, 5.000%, 5/1/2024	1,955,000	$2,062,009
Vestal Central School District, G.O. Bond, 2.000%, 6/15/2025	685,000	681,441
Wappinger
Highway Impt., G.O. Bond, 2.000%, 10/1/2027	310,000	303,645
Highway Impt., G.O. Bond, 2.000%, 10/1/2028	320,000	309,618
Webster Central School District
School Impt., G.O. Bond, 2.125%, 10/15/2025	320,000	319,551
School Impt., G.O. Bond, 2.250%, 10/15/2026	330,000	329,834

TOTAL MUNICIPAL BONDS		96,170,253
(Identified Cost $99,457,452)

MUTUAL FUND - 3.0%
iShares New York Muni Bond ETF
(Identified Cost $3,338,368)	58,863	3,096,194

SHORT-TERM INVESTMENT - 5.0%
Dreyfus Government Cash Management, Institutional Shares, 1.35%[2]
(Identified Cost $5,290,332)	5,290,332	5,290,332

TOTAL INVESTMENTS - 99.7%		104,556,779
(Identified Cost $108,086,152)
OTHER ASSETS, LESS LIABILITIES - 0.3%		286,621
NET ASSETS - 100.0%		$104,843,400

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of June 30, 2022.

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $108,086,152) (Note 2)	$104,556,779
Interest receivable	900,706
Receivable for fund shares sold	227,365
Dividends receivable	8,112
Prepaid expenses	3,539

TOTAL ASSETS	105,696,501

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	11,043
Accrued Chief Compliance Officer service fees (Note 3)	714
Accrued management fees (Note 3)	631
Payable for fund shares repurchased	810,686
Other payables and accrued expenses	30,027

TOTAL LIABILITIES	853,101

TOTAL NET ASSETS	$104,843,400

NET ASSETS CONSIST OF:

Capital stock	$108,402
Additional paid-in-capital	107,536,812
Total distributable earnings (loss)	(2,801,814)

TOTAL NET ASSETS	$104,843,400

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($1,536,764/159,070 shares)	$9.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($103,306,636/10,681,158 shares)	$9.67

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$556,850
Dividends	32,741

Total Investment Income	589,591

EXPENSES:

Management fees (Note 3)	201,628
Fund accounting and administration fees (Note 3)	29,569
Chief Compliance Officer service fees (Note 3)	3,510
Directors’ fees (Note 3)	3,403
Audit fees	22,554
Custodian fees	1,373
Miscellaneous	20,983

Total Expenses	283,020
Less reduction of expenses (Note 3)	(197,417)

Net Expenses	85,603

NET INVESTMENT INCOME	503,988

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(32,526)

Net change in unrealized appreciation (depreciation) on investments	(4,697,371)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,729,897)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,225,909)

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$503,988	$830,645
Net realized gain (loss) on investments	(32,526)	3,380,547
Net change in unrealized appreciation (depreciation) on investments	(4,697,371)	(3,800,351)

Net increase (decrease) from operations	(4,225,909)	410,841

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(3,206)	(98,977)
Class W	(354,510)	(2,874,985)

Total distributions to shareholders	(357,716)	(2,973,962)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	56,873,571	(52,921,093)

Net increase (decrease) in net assets	52,289,946	(55,484,214)

NET ASSETS:

Beginning of period	52,553,454	108,037,668

End of period	$104,843,400	$52,553,454

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.30	$10.83	$10.49	$10.34	$10.43	$10.31
Income (loss) from investment operations:
Net investment income[1]	0.04	0.11	0.14	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.66)	(0.08)	0.36	0.34	(0.08)	0.11
Total from investment operations	(0.62)	0.03	0.50	0.50	0.06	0.23
Less distributions to shareholders:
From net investment income	(0.02)	(0.09)	(0.10)	(0.18)	(0.15)	(0.11)
From net realized gain on investments	—	(0.47)	(0.06)	(0.17)	—	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.56)	(0.16)	(0.35)	(0.15)	(0.11)

Net asset value - End of period	$9.66	$10.30	$10.83	$10.49	$10.34	$10.43
Net assets - End of period (000’s omitted)	$1,537	$1,931	$1,797	$1,952	$138,694	$154,018
Total return[3]	(6.03% )	0.24%	4.73%	4.86%	0.54%	2.27%

Ratios (to average net assets)/Supplemental Data:
Expenses	0.70% [4]	0.79%	0.67%	0.63%	0.62%	0.60%
Net investment income	0.75% [4]	0.99%	1.29%	1.56%	1.39%	1.12%
Series portfolio turnover	4%	31%	35%	24%	21%	9%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)		12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.31		$10.84	$10.49	$10.45
Income (loss) from investment operations:
Net investment income[2]	0.06		0.16	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.66)		(0.07)	0.37	0.25
Total from investment operations	(0.60)		0.09	0.56	0.44
Less distributions to shareholders:
From net investment income	(0.04)		(0.15)	(0.15)	(0.23)
From net realized gain on investments	—		(0.47)	(0.06)	(0.17)
Total distributions to shareholders	(0.04)		(0.62)	(0.21)	(0.40)

Net asset value - End of period	$9.67		$10.31	$10.84	$10.49
Net assets - End of period (000’s omitted)	$103,307		$50,622	$106,241	$87,721
Total return[3]	(5.86%	)	0.80%	5.33%	4.23%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.20%	[4]	0.29%	0.17%	0.16%	[4]
Net investment income	1.26%	[4]	1.50%	1.77%	2.09%	[4]
Series portfolio turnover	4%		31%	35%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.50%	[4]	0.50%	0.50%	0.50%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock and 50 million have been designated as New York Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input

11

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$96,170,253	$—	$96,170,253	$—
Mutual fund	3,096,194	3,096,194	—	—
Short-Term Investment	5,290,332	5,290,332	—	—
Total assets	$104,556,779	$8,386,526	$96,170,253	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or June 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually.

An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020 as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the

13

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $197,417 in management fees for Class W shares for the six months ended June 30, 2022. This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2022, there are no expenses eligible to be recouped by the Advisor.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $57,466,430 and $675,000, respectively. Sales of U.S. Government securities, other than short-term securities, were $2,227,527. There were no purchases of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of New York Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	802	$7,901	17,220	$185,742
Reinvested	290	2,817	9,384	97,244
Repurchased	(29,454)	(291,258)	(5,153)	(55,716)
Total	(28,362)	$(280,540)	21,451	$227,270

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,311,156	$62,451,067	512,584	$5,518,545
Reinvested	34,354	333,137	268,406	2,789,603
Repurchased	(576,308)	(5,630,093)	(5,673,889)	(61,456,511)
Total	5,769,202	$57,154,111	(4,892,899)	$(53,148,363)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

14

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

8.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$257,981
Tax exempt income	$684,443
Long-term capital gains	$2,031,538

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$108,086,152
Unrealized appreciation	75,571
Unrealized depreciation	(3,604,944)

Net unrealized depreciation	$(3,529,373)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

15

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

16

New York Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

17

New York Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

18

New York Tax Exempt Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

19

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20

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21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-06/22-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$896.50	$3.29	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class I
Actual	$1,000.00	$897.20	$2.12	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class W
Actual	$1,000.00	$899.20	$0.24	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$898.90	$1.41	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Core Bond Series

Portfolio Composition as of June 30, 2022

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

2

Core Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 23.0%

Non-Convertible Corporate Bonds- 23.0%
Communication Services - 3.5%
Entertainment - 1.3%
Magallanes, Inc., 4.054%, 3/15/2029[2]	4,560,000	$4,188,656

Interactive Media & Services - 2.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,771,751

Total Communication Services		10,960,407

Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc., 3.25%, 2/15/2030	1,850,000	1,539,153

Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,086,957
(China), 4.00%, 12/6/2037	3,440,000	2,987,740
Amazon.com, Inc., 3.30%, 4/13/2027	3,520,000	3,458,898
		7,533,595
Total Consumer Discretionary		9,072,748

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,200,000	4,488,184
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	3,610,435

Total Energy		8,098,619

Financials - 4.3%
Banks - 2.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,790,000	2,349,047
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,362,768
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,913,309
		8,625,124
Capital Markets - 1.0%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,810,000	1,588,230
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,521,391
		3,109,621
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,910,000	1,599,184

Total Financials		13,333,92

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.8%
Health Care Providers & Services - 0.8%
HCA, Inc., 4.125%, 6/15/2029	2,590,000	$2,368,963

Industrials - 4.2%
Airlines - 0.9%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	3,001,642

Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,542,926

Trading Companies & Distributors - 2.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,659,972
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,573,982
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	1,619,711
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	4,820,000	3,913,009
		8,766,674
Total Industrials		13,311,242

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,170,000	3,235,793

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,602,994

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 2.1%
Crown Castle International Corp., 3.10%, 11/15/2029	2,270,000	2,001,531
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	4,707,272

Total Real Estate		6,708,803

Utilities - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Operations Co. LLC,
4.875%, 5/13/2024[2]	2,630,000	2,617,966
3.55%, 7/15/2024[2]	810,000	782,399

Total Utilities		3,400,365

TOTAL CORPORATE BONDS (Identified Cost $81,293,006)		72,093,863

ASSET-BACKED SECURITIES - 12.4%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,147,058	1,943,022

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,200,935	$1,027,803
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,518,831	1,363,727
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,697,529	1,466,909
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	3,032,083	2,667,890
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	497,988	471,715
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	962,414	877,466
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	239,456	238,578
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	590,649
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,383,421
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,171,473
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,187,253	1,055,494
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,586,140
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,727,361	1,566,553
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	516,313	506,384
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	584,892	583,120
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,348,098	1,335,808
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,497,595
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $3,134,740)[4]	3,134,740	2,992,527
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,000,787	941,459
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	1,033,752	1,019,420
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	641,235	618,629
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	396,966	381,209
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/20562,[5]	82,964	82,329

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, (continued)
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,5]	70,438	$69,874
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 2.624%, 10/25/2048[2,6]	127,666	126,169
Tricon American Homes, Series 2020- SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,168,959
Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	2,502,500	2,196,268
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,093,701

TOTAL ASSET-BACKED SECURITIES (Identified Cost $42,190,792)		39,024,291

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,422,167	1,274,084
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	22,850	22,761
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	904,823	777,743
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	188,179	180,921
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	199,787	187,171
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	57,214	52,490
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	34,981	31,555
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,898,742	1,782,401
Series 2018-31, Class KP, 3.50%, 7/25/2047	24,746	24,716
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,299,901	1,145,646
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	1,008,659
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K030, Class X1 (IO), 0.259%, 4/25/2023[5]	11,786,173	11,966
Series K032, Class X1 (IO), 0.181%, 5/25/20235	7,085,585	5,541
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,505,437	1,386,503
FREMF Mortgage Trust,
Series 2015-K42, Class B, 3.980%, 1/25/2048[2,5]	380,000	372,665

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, (continued)
Series 2015-K720, Class B, 3.602%, 7/25/2022[2,5]	75,214	$75,214
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	129,978	125,040
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	576,524	515,575
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 1.776%, 12/25/2051[2,6]	1,737,414	1,614,577
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,341,145	1,215,704
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,327,292	1,207,124
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,589,436	1,353,838
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	52,707	50,598
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	23,820	22,629
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	124,379	120,946
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	57,375	55,553
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	109,356	105,629
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	100,337	97,134
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,442,184	1,278,539
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	179,945	172,918
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,739,994	1,547,994
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,653,558	2,272,770
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,719,000	1,468,101
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	487,137	455,155
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	36,269	33,907
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	92,704	86,857
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	558,642	520,672

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	15,898	$15,359
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	496,927	477,602

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $25,633,019)		23,154,257

MUNICIPAL BONDS - 1.5%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,085,957
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	75,714
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	910,000	882,345
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	539,019

TOTAL MUNICIPAL BONDS (Identified Cost $5,030,678)		4,583,035

U.S. TREASURY SECURITIES - 45.3%

U.S. Treasury Bonds - 17.8%
U.S. Treasury Bond, 3.00%, 5/15/2047	25,502,000	24,011,727
U.S. Treasury Bond
2.375%, 2/15/2042	27,890,000	23,784,941
1.875%, 11/15/2051	10,560,000	7,994,250

Total U.S. Treasury Bonds (Identified Cost $56,319,404)		55,790,918
U.S. Treasury Notes - 27.5%
U.S. Treasury Note
1.75%, 5/15/2023	19,035,000	18,849,111
2.25%, 11/15/2025	19,390,000	18,905,250
2.00%, 11/15/2026	16,233,000	15,543,097
2.25%, 11/15/2027	16,210,000	15,566,666
3.125%, 11/15/2028	17,102,000	17,167,469

Total U.S. Treasury Notes (Identified Cost $85,415,857)		86,031,593
TOTAL U.S. TREASURY SECURITIES (Identified Cost $141,735,261)		141,822,511

U.S. GOVERNMENT AGENCIES - 8.7%

Mortgage-Backed Securities - 8.7%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	16	16
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,212	1,237

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3463, UMBS, 4.00%, 9/1/2033	117,191	$119,455
Pool #MA1834, UMBS, 4.50%, 2/1/2034	34,215	35,091
Pool #FM1158, UMBS, 3.50%, 6/1/2034	415,109	415,522
Pool #MA2587, UMBS, 3.50%, 4/1/2036	214,616	214,012
Pool #MA3215, UMBS, 3.50%, 12/1/2037	677,872	666,776
Pool #FM2568, UMBS, 3.00%, 5/1/2038	447,392	437,310
Pool #995876, UMBS, 6.00%, 11/1/2038	63,721	69,644
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,992,278	2,772,378
Pool #AI5172, UMBS, 4.00%, 8/1/2041	44,584	45,098
Pool #AH3858, UMBS, 4.50%, 8/1/2041	210,995	217,612
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,149,208	3,165,170
Pool #AL7729, UMBS, 4.00%, 6/1/2043	52,359	52,963
Pool #AX1685, UMBS, 3.50%, 11/1/2044	498,706	490,330
Pool #AS4103, UMBS, 4.50%, 12/1/2044	141,369	145,222
Pool #AY8604, UMBS, 3.50%, 4/1/2045	77,869	76,318
Pool #BC6764, UMBS, 3.50%, 4/1/2046	30,632	29,988
Pool #BC8677, UMBS, 4.00%, 5/1/2046	26,960	27,025
Pool #BD1191, UMBS, 3.50%, 1/1/2047	200,630	196,413
Pool #BE7845, UMBS, 4.50%, 2/1/2047	35,113	35,826
Pool #MA3007, UMBS, 3.00%, 4/1/2047	746,004	705,674
Pool #FM2232, UMBS, 4.00%, 6/1/2048	117,177	117,381
Pool #AL8674, 5.659%, 1/1/2049	286,437	307,913
Pool #FS1179, UMBS, 3.50%, 12/1/2049	3,014,936	2,947,853
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,167,227	3,052,731
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,129,372	3,091,722

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	81	$81
Pool #G13078, 6.00%, 3/1/2023	127	128
Pool #D98711, 4.50%, 7/1/2031	54,108	55,853
Pool #C91746, 4.50%, 12/1/2033	42,360	43,486
Pool #C91771, 4.50%, 6/1/2034	51,654	53,026
Pool #C91780, 4.50%, 7/1/2034	65,920	67,887
Pool #QN0349, UMBS, 3.00%, 8/1/2034	404,183	397,825
Pool #C91832, 3.50%, 6/1/2035	240,765	240,057
Pool #G08268, 5.00%, 5/1/2038	302,570	318,907
Pool #G05900, 6.00%, 3/1/2040	20,449	22,480
Pool #A92889, 4.50%, 7/1/2040	119,441	123,329
Pool #A93451, 4.50%, 8/1/2040	344,798	356,030
Pool #G60513, 5.00%, 7/1/2041	311,592	328,120
Pool #G60071, 4.50%, 7/1/2042	121,550	125,510
Pool #Q17513, 3.50%, 4/1/2043	64,793	63,856
Pool #Q37857, 4.00%, 12/1/2045	268,086	269,704
Pool #G60855, 4.50%, 12/1/2045	110,331	113,444
Pool #Q38388, 4.00%, 1/1/2046	271,896	273,537
Pool #Q47544, 4.00%, 3/1/2047	260,906	261,607
Pool #Q47130, 4.50%, 4/1/2047	25,748	26,273
Pool #G08786, 4.50%, 10/1/2047	82,140	83,815
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,124,467	2,943,995
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,723,293	1,734,716

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $28,153,389)		27,340,346

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 1.35%[7]
(Identified Cost $3,604,563)	3,604,563	3,604,563

TOTAL INVESTMENTS - 99.5% (Identified Cost $327,640,708)		311,622,866
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,603,482
NET ASSETS - 100%		$313,226,348

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $78,745,350, which represented 25.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2022.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2022 was $2,992,527, or 1.0% of the Series’ Net Assets.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of June 30, 2022.

7Rate shown is the current yield as of June 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $327,640,708) (Note 2)	$311,622,866
Cash	3,842
Receivable from Advisor (Note 3)	10,952
Interest receivable	1,508,702
Receivable for fund shares sold	168,523
Dividends receivable	3,343
Prepaid expenses	32,803

TOTAL ASSETS	313,351,031

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	24,353
Accrued sub-transfer agent fees (Note 3)	2,851
Directors’ fees payable (Note 3)	1,505
Accrued Chief Compliance Officer service fees (Note 3)	714
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	597
Payable for fund shares repurchased	53,731
Audit fees payable	27,567
Accrued custodian fees	8,015
Other payables and accrued expenses	5,350

TOTAL LIABILITIES	124,683

TOTAL NET ASSETS	$313,226,348

NET ASSETS CONSIST OF:

Capital stock	$327,344
Additional paid-in-capital	356,331,631
Total distributable earnings (loss)	(43,432,627)

TOTAL NET ASSETS	$313,226,348

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($2,904,455/301,055 shares)	$9.65

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($6,108,438/693,251 shares)	$8.81

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($282,232,907/29,252,704 shares)	$9.65

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($21,980,548/2,487,394 shares)	$8.84

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$3,686,620
Dividends	6,523

Total Investment Income	3,693,143

EXPENSES:

Management fees (Note 3)	426,396
Fund accounting and administration fees (Note 3)	57,543
Directors’ fees (Note 3)	21,755
Sub-transfer agent fees (Note 3)	5,690
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	4,732
Chief Compliance Officer service fees (Note 3)	3,509
Registration and filing fees	31,901
Custodian fees	10,134
Miscellaneous	61,563

Total Expenses	623,223
Less reduction of expenses (Note 3)	(484,751)

Net Expenses	138,472

NET INVESTMENT INCOME	3,554,671

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(27,941,232)

Net change in unrealized appreciation (depreciation) on investments	(13,108,173)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(41,049,405)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,494,734)

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,554,671	$6,211,759
Net realized gain (loss) on investments	(27,941,232)	3,476,960
Net change in unrealized appreciation (depreciation) on investments	(13,108,173)	(14,150,627)

Net increase (decrease) from operations	(37,494,734)	(4,461,908)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(18,265)	(103,827)
Class I	(42,634)	(171,481)
Class W	(2,380,761)	(9,639,144)
Class Z	(167,826)	(640,465)

Total distributions to shareholders	(2,609,486)	(10,554,917)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(27,060,127)	43,705,280

Net increase (decrease) in net assets	(67,164,347)	28,688,455

NET ASSETS:

Beginning of period	380,390,695	351,702,240

End of period	$313,226,348	$380,390,695

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/22
	(UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.82	$11.28	$10.92	$10.30	$10.62	$10.52
Income (loss) from investment operations:
Net investment income[1]	0.07	0.12	0.16	0.23	0.24	0.20
Net realized and unrealized gain (loss) on investments	(1.19)	(0.33)	0.78	0.61	(0.32)	0.10
Total from investment operations	(1.12)	(0.21)	0.94	0.84	(0.08)	0.30
Less distributions to shareholders:
From net investment income	(0.05)	(0.12)	(0.16)	(0.22)	(0.24)	(0.19)
From net realized gain on investments	—	(0.13)	(0.42)	—	—	(0.01)
Total distributions to shareholders	(0.05)	(0.25)	(0.58)	(0.22)	(0.24)	(0.20)
Net asset value - End of period	$9.65	$10.82	$11.28	$10.92	$10.30	$10.62
Net assets - End of period (000’s omitted)	$2,904	$4,185	$5,760	$2,382	$101,314	$119,137
Total return[2]	(10.35% )	(1.89% )	8.67%	8.18%	(0.75% )	2.91%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.70% [3]	0.65%	0.64%	0.69%	0.70%	0.70%
Net investment income	1.44% [3]	1.07%	1.38%	2.27%	2.35%	1.86%
Series portfolio turnover	69%	69%	110%	66%	78%	48%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[3]	N/A	N/A	0.07%	0.08%	0.07%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/22
	(UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.89	$10.33	$10.04	$9.52	$9.84	$9.77
Income (loss) from investment operations:
Net investment income[1]	0.08	0.13	0.17	0.24	0.25	0.21
Net realized and unrealized gain (loss) on investments	(1.10)	(0.30)	0.72	0.55	(0.31)	0.09
Total from investment operations	(1.02)	(0.17)	0.89	0.79	(0.06)	0.30
Less distributions to shareholders:
From net investment income	(0.06)	(0.14)	(0.18)	(0.27)	(0.26)	(0.22)
From net realized gain on investments	—	(0.13)	(0.42)	—	—	(0.01)
Total distributions to shareholders	(0.06)	(0.27)	(0.60)	(0.27)	(0.26)	(0.23)
Net asset value - End of period	$8.81	$9.89	$10.33	$10.04	$9.52	$9.84
Net assets - End of period (000’s omitted)	$6,108	$6,621	$4,387	$5,416	$76,761	$76,407
Total return[2]	(10.28% )	(1.65% )	8.93%	8.38%	(0.53% )	3.10%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.45% [3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.73% [3]	1.29%	1.67%	2.53%	2.60%	2.12%
Series portfolio turnover	69%	69%	110%	66%	78%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[3]	0.02%	0.01%	0.06%	0.08%	0.07%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 6/30/22			3/1/191 TO
	(UNAUDITED)	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.82	$11.27	$10.90	$10.40
Income (loss) from investment operations:
Net investment income[2]	0.11	0.19	0.22	0.26
Net realized and unrealized gain (loss) on investments	(1.20)	(0.33)	0.78	0.54
Total from investment operations	(1.09)	(0.14)	1.00	0.80
Less distributions to shareholders:
From net investment income	(0.08)	(0.18)	(0.21)	(0.30)
From net realized gain on investments	—	(0.13)	(0.42)	—
Total distributions to shareholders	(0.08)	(0.31)	(0.63)	(0.30)
Net asset value - End of period	$9.65	$10.82	$11.27	$10.90
Net assets - End of period (000’s omitted)	$282,233	$344,304	$321,288	$192,391
Total return[3]	(10.08% )	(1.25% )	9.31%	7.74%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [4]	0.05%	0.05%	0.05% [4]
Net investment income	2.11% [4]	1.68%	1.97%	2.87% [4]
Series portfolio turnover	69%	69%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.31%	[4]	0.30%	0.32%	0.34%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 6/30/22			3/1/19[1] TO
	(UNAUDITED)	12/31/21	12/31/20	12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.91	$10.35	$10.06	$9.62
Income (loss) from investment operations:
Net investment income[2]	0.09	0.15	0.18	0.22
Net realized and unrealized gain (loss) on investments	(1.09)	(0.31)	0.72	0.50
Total from investment operations	(1.00)	(0.16)	0.90	0.72
Less distributions to shareholders:
From net investment income	(0.07)	(0.15)	(0.19)	(0.28)
From net realized gain on investments	—	(0.13)	(0.42)	—
Total distributions to shareholders	(0.07)	(0.28)	(0.61)	(0.28)
Net asset value - End of period	$8.84	$9.91	$10.35	$10.06
Net assets - End of period (000’s omitted)	$21,981	$25,281	$20,266	$10,372
Total return[3]	(10.11% )	(1.53% )	9.02%	7.50%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [4]	0.30%	0.30%	0.30% [4]
Net investment income	1.87% [4]	1.43%	1.75%	2.64% [4]
Series portfolio turnover	69%	69%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	[4]	0.05%	0.07%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

15

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$169,162,857	$—	$169,162,857	$—
States and political subdivisions (municipals)	4,583,035	—	4,583,035	—
Corporate debt:
Communication Services	10,960,407	—	10,960,407	—
Consumer Discretionary	9,072,748	—	9,072,748	—
Energy	8,098,619	—	8,098,619	—
Financials	13,333,929	—	13,333,929	—
Health Care	2,368,963	—	2,368,963	—
Industrials	13,311,242	—	13,311,242	—
Information Technology	3,235,793	—	3,235,793	—
Materials	1,602,994	—	1,602,994	—
Real Estate	6,708,803	—	6,708,803	—
Utilities	3,400,365	—	3,400,365	—
Asset-backed securities	39,024,291	—	39,024,291	—
Commercial mortgage-backed securities	23,154,257	—	23,154,257	—
Short-Term Investment	3,604,563	3,604,563	—	—
Total assets	$311,622,866	$3,604,563	$308,018,303	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or June 30, 2022.

16

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2022.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2022.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2022, the sub-transfer agency expenses incurred by Class S and Class I were $1,985 and $3,705, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $385,417 in management fees for Class W shares for the six months ended June 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $256, $912, $91,378 and $6,788 for Class S, Class I, Class W and Class Z shares, respectively, for the six months ended June 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	2025	Total
Class S	$—	$—	$—	$256	$256
Class I	—	448	1,037	912	2,397
Class W	136,322	171,244	170,505	91,378	569,449
Class Z	17,743	10,229	11,009	6,788	45,769

For the six months ended June 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $37,655,829 and $80,139,047, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $193,460,107 and $193,541,189, respectively.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	117,236	$1,221,619	207,182	$2,288,163
Reinvested	1,834	17,890	9,348	102,072
Repurchased	(204,753)	(2,060,427)	(340,592)	(3,767,629)
Total	(85,683)	$(820,918)	(124,062)	$(1,377,394)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	101,346	$930,184	397,051	$4,026,057
Reinvested	4,485	39,502	16,449	163,961
Repurchased	(82,148)	(763,426)	(168,610)	(1,704,084)
Total	23,683	$206,260	244,890	$2,485,934

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	930,157	$9,425,576	4,762,413	$52,744,658
Reinvested	230,769	2,235,987	839,927	9,165,523
Repurchased	(3,738,326)	(37,478,552)	(2,285,988)	(25,261,115)
Total	(2,577,400)	$(25,816,989)	3,316,352	$36,649,066

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	64,357	$584,438	699,232	$7,061,796
Reinvested	18,952	167,826	64,083	640,465
Repurchased	(145,809)	(1,380,744)	(171,107)	(1,754,587)
Total	(62,500)	$(628,480)	592,208	$5,947,674

Approximately 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$ 7,941,545
Long-term capital gains	$ 2,613,372

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$327,692,271
Unrealized appreciation	1,273,813
Unrealized depreciation	(17,343,218)

Net unrealized depreciation	$(16,069,405)
Post October short-term deferred losses	$30,725

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

23

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

24

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

25

Core Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

26

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End
2. Fund Holdings - Quarter-End
3. Shareholder Report - Annual
4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/22-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class W
Actual	$1,000.00	$902.40	$0.47	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

*Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Credit Series

Portfolio Composition as of June 30, 2022

(unaudited)

Sector Allocation[1]
1As a percentage of net assets. [2]A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

2

Credit Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 41.1%

Non-Convertible Corporate Bonds- 41.1%
Communication Services - 6.0%
Entertainment - 2.3%
Magallanes, Inc., 4.054%, 3/15/2029[2]	6,850,000	$6,292,170
Interactive Media & Services - 3.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	10,890,000	10,357,354

Total Communication Services		16,649,524

Consumer Discretionary - 5.2%
Hotels, Restaurants & Leisure - 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030	2,940,000	2,446,004
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,700,000	1,410,555
(China), 4.00%, 12/6/2037	6,090,000	5,289,341
Amazon.com, Inc., 3.30%, 4/13/2027	5,230,000	5,139,216
		11,839,112
Total Consumer Discretionary		14,285,116

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	7,020,000	7,501,679
Energy Transfer LP, 6.50%, 2/1/2042	6,320,000	6,355,974

Total Energy		13,857,653

Financials - 7.8%
Banks - 5.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,530,000	3,814,044
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,360,000	3,858,303
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,500,000	6,359,128
		14,031,475
Capital Markets - 1.8%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	2,840,000	2,492,029
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	2,780,000	2,517,540
		5,009,569
Diversified Financial Services - 0.9%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,970,000	2,486,689

Total Financials		21,527,733

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.4%
Health Care Providers & Services - 1.4%
HCA, Inc., 4.125%, 6/15/2029	4,060,000	$3,713,510
Industrials - 7.7%
Airlines - 1.8%
Southwest Airlines Co., 5.125%, 6/15/2027	4,990,000	5,043,164
Road & Rail - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,496,199
Trading Companies & Distributors - 5.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,000,000	2,527,878
Air Lease Corp., 3.625%, 4/1/2027	2,740,000	2,536,888
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,890,000	2,600,536
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	7,520,000	6,104,943
		13,770,245
Total Industrials		21,309,608

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc., 4.25%, 5/20/2032	5,080,000	5,185,435

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,870,000	2,541,764
Real Estate - 3.9%
Equity Real Estate Investment Trusts (REITS) - 3.9%
Crown Castle International Corp., 3.10%, 11/15/2029	3,470,000	3,059,610
Simon Property Group LP, 2.65%, 2/1/2032	9,100,000	7,541,580

Total Real Estate		10,601,190

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
Vistra Operations Co. LLC, 4.875%, 5/13/2024[2]	2,855,000	2,841,937
3.55%, 7/15/2024[2]	885,000	854,843
Total Utilities		3,696,780

TOTAL CORPORATE BONDS
(Identified Cost $123,974,107)		113,368,313

ASSET-BACKED SECURITIES - 17.5%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,164,893	1,054,193

The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	677,219	$579,588
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,163,183	1,942,277
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	916,280	791,798
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,559,357	1,372,058
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	775,020	743,935
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,700,000	2,630,052
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	766,331
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	903,482
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,198,766
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	2,600,000	2,606,153
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	802,448
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	667,830	593,715
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,396,058
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	935,654	848,549
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,305,729
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 2.823%, 2/15/2039[2,4]	1,500,000	1,412,688
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 2.674%, 12/27/2066[2,4]	1,987,116	1,973,454
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	731,874	693,053
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	487,436	446,368
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 2.324%, 2/25/2045[2,4].	969,152	953,111
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	891,263	888,564
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,686,093
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,710,636)[5]	1,710,636	1,633,030

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 2.774%, 9/25/2065[2,4]	649,307	$641,024
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,781,250	1,538,181
SLM Student Loan Trust,
Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 2.824%, 10/25/2034[4]	782,383	779,151
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 2.274%, 6/26/2028[4]	1,576,312	1,512,852
SMB Private Education Loan Trust,
Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 3.074%, 5/17/2032[2,4]	1,400,783	1,408,558
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,038,816	1,010,919
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	240,513	234,106
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 2.074%, 10/15/2035[2,4]	1,089,281	1,078,531
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	659,113	649,974
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	174,099	172,148
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	940,253
Store Master Funding I-VII, Series 2018- 1A, Class A1, 3.96%, 10/20/2048[2]	1,413,016	1,400,017
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	1,697,333	1,482,112
Tricon American Homes,
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,177,180	1,154,672
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,397,147	1,277,346
Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	1,318,281	1,156,962
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,587,564

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $51,302,975)		48,245,863

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	948,112	849,389

The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	276,063	$265,002
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	4,628,665	4,370,295
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	4,993,820	4,594,723
Series 2021-69, Class WJ, 1.50%, 10/25/2050	699,947	616,886
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,6]	908,197	778,504
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	1,003,739
Series K106, Class X1 (IO), 1.477%, 1/25/2030[6]	15,946,101	1,302,909
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,786,519	4,408,370
FREMF Mortgage Trust,
Series 2015-K43, Class B, 3.859%, 2/25/2048[2,6]	400,000	391,412
Series 2015-K720, Class B, 3.602%, 7/25/2022[2,6]	553,047	553,047
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 2.124%, 2/15/2038[2,4]	1,900,000	1,828,240
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	288,262	257,787
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	930,200	850,285
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	614,331	556,871
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	707,889	643,799
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,962,308	1,742,549
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	863,624	735,611
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,452,470	1,372,234
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,960,135
J.P. Morgan Mortgage Trust, Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,924,048	1,709,859
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	949,842
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	471,605

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust, (continued)
Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	$846,003
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 2.374%, 5/25/2055[2,4]	2,000,000	1,978,330
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	755,548	727,162
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	762,324	678,205
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,464,032	1,253,942
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	907,250	774,831
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	1,057,500	960,812
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	973,964	950,694
Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	543,621	495,387
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	4,126,475	4,031,702
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	985,396
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,398,152	1,344,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $49,471,359)		47,240,155

MUNICIPAL BONDS - 1.7%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,802,908
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	955,066
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,217,284
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	839,328
TOTAL MUNICIPAL BONDS
(Identified Cost $5,680,053)		4,814,586

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2022

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 2.5%

U.S. Treasury Notes - 2.5%
U.S. Treasury Note
1.75%, 5/15/2023	3,005,000	$2,975,654
2.50%, 5/15/2024	3,945,000	3,912,947

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,021,882)		6,888,601

U.S. GOVERNMENT AGENCIES - 18.5%

Mortgage-Backed Securities - 18.5%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,982,924	5,008,181
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,858,806	5,701,412
Pool #FM6890, UMBS, 3.00%, 6/1/2050	2,330,540	2,190,781
Pool #CA6316, UMBS, 3.00%, 7/1/2050	5,203,745	4,889,618
Pool #FS1807, UMBS, 3.50%, 7/1/2051	4,881,823	4,738,206
Pool #FS1838, UMBS, 3.00%, 12/1/2051	5,016,684	4,714,815
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,860,397	1,796,209
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,985,456	2,790,985
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,975,470	6,891,547
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	4,976,253	4,870,144
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,992,942	1,928,241
Pool #SD8230, UMBS, 4.50%, 6/1/2052	5,314,316	5,349,543

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $51,710,710)		50,869,682

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 1.35%[8]
(Identified Cost $3,800,724)	3,800,724	3,800,724

TOTAL INVESTMENTS - 99.8%
(Identified Cost $292,961,810)		275,227,924
OTHER ASSETS, LESS LIABILITIES - 0.2%		421,132
NET ASSETS - 100%		$275,649,056

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Investment Portfolio - June 30, 2022

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO- Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $113,825,291, which represented 41.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2022.

4Floating rate security. Rate shown is the rate in effect as of June 30, 2022.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2022 was $1,633,030, or 0.6% of the Series’ Net Assets.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2022.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2022.

8Rate shown is the current yield as of June 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $292,961,810) (Note 2)	$275,227,924
Cash	39,007
Interest receivable	1,479,122
Receivable for fund shares sold	416,082
Receivable for securities sold	12,482
Dividends receivable	3,989
Foreign tax reclaims receivable	3,100
Prepaid expenses	16,716

TOTAL ASSETS	277,198,422

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	14,344
Accrued management fees (Note 3)	2,635
Accrued Chief Compliance Officer service fees (Note 3)	714
Payable for fund shares repurchased	1,502,150
Other payables and accrued expenses	29,523

TOTAL LIABILITIES	1,549,366

TOTAL NET ASSETS	$275,649,056

NET ASSETS CONSIST OF:

Capital stock	$303,618
Additional paid-in-capital	297,046,537
Total distributable earnings (loss)	(21,701,099)

TOTAL NET ASSETS	$275,649,056

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($275,649,056/30,361,784 shares)	$9.08

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $5,271)	$3,114,207
Dividends	25,617

Total Investment Income	3,139,824

EXPENSES:

Management fees (Note 3)	277,740
Fund accounting and administration fees (Note 3)	35,482
Directors’ fees (Note 3)	11,618
Chief Compliance Officer service fees (Note 3)	3,510
Audit fees	25,837
Custodian fees	4,860
Miscellaneous	34,912

Total Expenses	393,959
Less reduction of expenses (Note 3)	(282,863)

Net Expenses	111,096

NET INVESTMENT INCOME	3,028,728

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(5,013,134)

Net change in unrealized appreciation (depreciation) on investments	(19,067,362)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(24,080,496)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,051,768)

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,028,728	$4,440,597
Net realized gain (loss) on investments	(5,013,134)	3,919,220
Net change in unrealized appreciation (depreciation) on investments	(19,067,362)	(8,155,311)

Net increase (decrease) from operations	(21,051,768)	204,506

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class W	(2,114,335)	(8,777,239)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	92,338,036	22,923,299

Net increase (decrease) in net assets	69,171,933	14,350,566

NET ASSETS:

Beginning of period	206,477,123	192,126,557

End of period	$275,649,056	$206,477,123

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21	FOR THE PERIOD 4/14/20[1] TO 12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.15	$10.60	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.13	0.23	0.19
Net realized and unrealized gain (loss) on investments	(1.12)	(0.22)	0.68
Total from investment operations	(0.99)	0.01	0.87
Less distributions to shareholders:
From net investment income	(0.08)	(0.24)	(0.18)
From net realized gain on investments	—	(0.22)	(0.09)
Total distributions to shareholders	(0.08)	(0.46)	(0.27)

Net asset value - End of period	$9.08	$10.15	$10.60
Net assets - End of period (000’s omitted)	$275,649	$206,477	$192,127
Total return[3]	(9.76%)	0.02%	8.77%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%[4]	0.10%	0.10%[4]
Net investment income	2.73%[4]	2.23%	2.52%[4]
Series portfolio turnover	32%	69%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.25%[4]	0.27%	0.33%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Credit Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

12

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$57,758,283	$—	$57,758,283	$—
States and political subdivisions (municipals)	4,814,586	—	4,814,586	—
Corporate debt:
Communication Services	16,649,524	—	16,649,524	—
Consumer Discretionary	14,285,116	—	14,285,116	—
Energy	13,857,653	—	13,857,653	—
Financials	21,527,733	—	21,527,733	—
Health Care	3,713,510	—	3,713,510	—
Industrials	21,309,608	—	21,309,608	—
Information Technology	5,185,435	—	5,185,435	—
Materials	2,541,764	—	2,541,764	—
Real Estate	10,601,190	—	10,601,190	—
Utilities	3,696,780	—	3,696,780	—
Asset-backed securities	48,245,863	—	48,245,863	—
Commercial mortgage-backed securities	47,240,155	—	47,240,155	—
Short-Term Investment	3,800,724	3,800,724	—	—
Total assets	$275,227,924	$3,800,724	$271,427,200	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or June 30, 2022.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to

13

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

LIBOR Transition Risk (continued)

increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States.

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2022.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2022.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2020 and for the year ended December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. There are no distribution and service fees on the Class W shares.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent. Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $277,740 in management fees for Class W for the six months ended June 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $5,123 for Class W shares, respectively, for the six months ended June 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	TOTAL
Class W	$93,809	$34,013	$5,123	$132,945

For the six months ended June 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $98,457,949 and $64,911,638, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $69,761,426 and $3,941,786, respectively.

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class W shares of Credit Series were:

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	11,821,126	$109,344,820	3,674,022	$38,389,686
Reinvested	224,379	2,044,575	828,766	8,498,088
Repurchased	(2,027,525)	(19,051,359)	(2,291,219)	(23,964,475)
Total	10,017,980	$92,338,036	2,211,569	$22,923,299

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$6,724,292
Long-term capital gains	$2,052,947

18

Credit Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$292,961,810
Unrealized appreciation	363,323
Unrealized depreciation	(18,097,209)

Net unrealized depreciation	$(17,733,886)

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

10.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

19

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

20

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

21

Credit Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

22

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/22-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.
High Yield Bond Series

High Yield Bond Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses
The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$899.60	$4.24	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$900.70	$3.06	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class W
Actual	$1,000.00	$902.80	$0.47	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$900.10	$2.36	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2022
(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

2

High Yield Bond Series

Investment Portfolio - June 30, 2022
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 1.3%

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Jonah Energy Parent LLC*2
(ldentified Cost $980,115)	65,341	$3,506,198

PREFERRED STOCKS - 1.6%

Health Care - 0.9%
Pharmaceuticals - 0.9%
Harrow Health, lnc., 8.625%, 4/30/2026	94,800	2,313,120
Information Technology - 0.7%
Software - 0.7%
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	104,700	1,992,441
TOTAL PREFERRED STOCKS (ldentified Cost $5,011,579)		4,305,561

LOAN ASSIGNMENTS - 4.3%

Evolution Well Services Holdings LLC, Term Loan, (U.S. Secured Overnight Financing Rate + 7.25%), 9.50%, 3/4/2027[3]	4,000,000	3,740,000
American Axle & Manufacturing, Inc., Tranche B Term Loan, Term B, (1 mo. LIBOR US + 2.250%), 3.13%, 4/6/2024[3]	4,528,281	4,381,112
Tutor Perini Corp., Term Loan, Term B, (1 mo. LIBOR US + 4.75%), 5.75%, 8/18/2027[3]	3,848,200	3,593,256
TOTAL LOAN ASSIGNMENTS
(ldentified Cost $12,312,102)		11,714,368

CORPORATE BONDS - 86.3%

Non-Convertible Corporate Bonds- 86.3%
Communication Services - 5.6%
Diversified Telecommunication Services - 2.5%
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[4]	4,250,000	3,426,807
Lumen Technologies, Inc., 7.50%, 4/1/2024	3,475,000	3,435,008
		6,861,815
Media - 3.1%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[4]	6,401,000	4,786,831
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[4]	4,250,000	3,677,371
		8,464,202
Total Communication Services		15,326,017

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 6.4%
Auto Components - 1.5%
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029	5,018,000	$4,192,293
Automobiles - 2.1%
Ford Motor Credit Co. LLC,
3.087%, 1/9/2023	3,000,000	2,978,445
5.113%, 5/3/2029	3,000,000	2,688,251
		5,666,696
Hotels, Restaurants, & Leisure-1.0%
Affinity Gaming, 6.875%, 12/15/2027[4]	3,100,000	2,610,623
Multiline Retail - 1.3%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	5,000,000	3,561,458
Specialty Retail - 0.5%
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	3,750,000	1,270,915

Total Consumer Discretionary		17,301,985

Consumer Staples - 1.4%
Food & Staples Retailing - 1.4%
Pilgrim’s Pride Corp., 4.25%, 4/15/2031[4]	4,500,000	3,759,296
Energy - 9.6%
Energy Equipment & Services - 1.4%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	3,965,000	3,864,518
Oil, Gas & Consumable Fuels - 8.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	3,906,000	3,835,279
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	3,885,023	3,157,913
Hess Midstream Operations LP, 4.25%, 2/15/2030[4]	4,000,000	3,389,030
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	4,000,000	3,554,917
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]	3,200,000	3,198,291
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 02/01/2021 - 03/11/2022, cost $3,114,931)[5]	3,064,000	3,114,294
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,960,000)[5]	2,000,000	1,935,423
		22,185,147
Total Energy		26,049,665

Financials - 20.2%
Banks - 1.6%
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	4,185,000	4,220,422

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2022
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 2.0%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,400,000	$2,214,313
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,230,000	3,260,240
		5,474,553
Consumer Finance - 5.2%
Navient Corp.,
6.75%, 6/25/2025	2,800,000	2,559,764
5.625%, 8/1/2033	4,000,000	2,805,709
PRA Group, Inc., 5.00%, 10/1/2029[4]	5,000,000	4,120,172
SLM Corp., 3.125%, 11/2/2026	5,700,000	4,572,708
		14,058,353
Diversified Financial Services - 6.4%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[4]	4,750,000	4,166,007
Coinbase Global, Inc., 3.375%, 10/1/2028[4]	4,000,000	2,498,895
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	5,670,000	5,719,470
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[4]	5,910,000	5,081,217
		17,465,589
Insurance - 2.1%
Enact Holdings, Inc., 6.50%, 8/15/2025[4]	6,125,000	5,784,115
Thrifts & Mortgage Finance - 2.9%
LD Holdings Group LLC, 6.125%, 4/1/2028[4]	4,000,000	2,438,477
MGIC Investment Corp., 5.25%, 8/15/2028	2,625,000	2,351,251
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[4]	4,000,000	3,060,739
		7,850,467
Total Financials		54,853,499

Health Care - 3.9%
Health Care Providers & Services - 1.0%
DaVita, Inc., 4.625%, 6/1/2030[4]	3,500,000	2,728,357
Pharmaceuticals - 2.9%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[4]	5,125,000	3,990,241
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 7.125%, 1/31/2025	4,100,000	3,983,495
		7,973,736
Total Health Care		10,702,093

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 19.0%
Air Freight & Logistics - 0.9%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028[4]	2,750,000	$2,512,117
Airlines - 5.7%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	2,497,580	2,616,837
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	5,682,032	4,863,662
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	1,340,471	1,190,497
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 7.875%, 5/1/2027[4]	3,000,000	2,647,500
Western Global Airlines LLC, 10.375%, 8/15/2025[4]	4,275,000	4,131,357
		15,449,853
Building Products - 1.3%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[4]	4,000,000	3,560,976
Commercial Services & Supplies - 3.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 10.389%, 5/12/2025 (Acquired 05/03/2021 - 12/08/2021, cost $3,506,500)[3,5]	3,500,000	3,456,250
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[4]	5,250,000	4,920,280
		8,376,530
Construction & Engineering - 3.0%
IEA Energy Services LLC, 6.625%, 8/15/2029[4]	6,800,000	5,622,382
Tutor Perini Corp., 6.875%, 5/1/2025[4]	3,000,000	2,453,224
		8,075,606
Electrical Equipment-1.0%
GrafTech Finance, Inc., 4.625%, 12/15/2028[4]	3,103,000	2,589,077
Marine - 4.0%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	5,605,000	5,210,789
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]	5,800,000	5,729,290
		10,940,079
Total Industrials		51,504,238

Information Technology - 1.3%
Software - 1.3%
LogMeIn, Inc., 5.50%, 9/1/2027[4]	5,250,000	3,599,929

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2022
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 6.6%
Metals & Mining - 4.7%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]	4,032,000	$3,777,112
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[4]	4,000,000	3,217,315
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]	3,018,000	2,895,454
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[4]	2,800,000	2,889,400
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[5,6]	6,535,000	653
		12,779,934
Paper & Forest Products - 1.9%
Clearwater Paper Corp., 4.75%, 8/15/2028[4]	6,000,000	5,218,481

Total Materials		17,998,415

Real Estate - 5.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	4,936,841
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021, cost $2,750,000)[5]	2,750,000	2,490,328
		7,427,169

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 3.0%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,000,000	$2,813,561
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[4]	3,250,000	2,728,700
ForestarGroup,Inc.,5.00%,3/1/2028[4]	3,000,000	2,508,409
		8,050,670
Total Real Estate		15,477,839

Utilities - 6.6%
Electric Utilities - 1.5%
NRG Energy, Inc., 3.375%, 2/15/2029[4]	5,250,000	4,243,008
Independent Power and Renewable Electricity Producers - 5.1%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[4]	5,551,000	4,852,469
Sunnova Energy Corp., 5.875%, 9/1/2026[4]	4,000,000	3,476,707
Vistra Operations Co. LLC, 4.375%, 5/1/2029[4]	6,500,000	5,454,569
		13,783,745
Total Utilities		18,026,753

TOTAL CORPORATE BONDS (ldentified Cost $266,051,747)		234,599,729

SHORT-TERM INVESTMENT - 4.6%

Dreyfus Government Cash Management, Institutional Shares, 1.35%[7] (ldentified Cost $12,449,109)	12,449,109	12,449,109

TOTAL INVESTMENTS - 98.1% (ldentified Cost $296,804,652)		266,574,965
OTHER ASSETS, LESS LIABILITIES - 1.9%		5,205,891
NET ASSETS - 100%		$271,780,856

LIBOR - London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of June 30, 2022.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $164,916,755, which represented 60.7% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2022 was $10,996,948, or 4.0% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of June 30, 2022.

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2022
(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Statement of Assets and Liabilities
June 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $296,804,652) (Note 2)	$266,574,965
Cash	45,879
Receivable for securities sold	7,225,151
Interest receivable	4,746,027
Receivable for fund shares sold	322,791
Dividends receivable	10,945
Prepaid expenses	50,165

TOTAL ASSETS	278,975,923

LIABILITIES:

Accrued management fees (Note 3)	51,865
Accrued sub-transfer agent fees (Note 3)	47,372
Accrued fund accounting and administration fees (Note 3)	17,031
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	9,076
Accrued Chief Compliance Officer service fees (Note 3)	714
Payable for fund shares repurchased	5,626,881
Payable for securities purchased	1,397,142
Other payables and accrued expenses	44,986

TOTAL LIABILITIES	7,195,067

TOTAL NET ASSETS	$271,780,856

NET ASSETS CONSIST OF:

Capital stock	$322,875
Additional paid-in-capital	301,422,822
Total distributable earnings (loss)	(29,964,841)

TOTAL NET ASSETS	$271,780,856

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($40,286,002/4,399,568 shares)	$9.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($113,033,981/14,881,050 shares)	$7.60

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($115,702,454/12,644,019 shares)	$9.15

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($2,758,419/362,834 shares)	$7.60

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Statement of Operations
For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$8,398,225
Dividends	234,406

Total Investment Income	8,632,631

EXPENSES:

Management fees (Note 3)	544,134
Sub-transfer agent fees (Note 3)	98,479
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	56,954
Fund accounting and administration fees (Note 3)	43,869
Directors’ fees (Note 3)	12,435
Chief Compliance Officer service fees (Note 3)	3,510
Custodian fees	7,071
Miscellaneous	116,391

Total Expenses	882,843
Less reduction of expenses (Note 3)	(290,713)

Net Expenses	592,130

NET INVESTMENT INCOME	8,040,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(2,788,062)

Net change in unrealized appreciation (depreciation) on investments	(34,306,816)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(37,094,878)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,054,377)

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,040,501	$11,633,491
Net realized gain (loss) on investments	(2,788,062)	11,120,514
Net change in unrealized appreciation (depreciation) on investments	(34,306,816)	(2,626,100)

Net increase (decrease) from operations	(29,054,377)	20,127,905

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(799,373)	(2,851,858)
Class I	(2,520,478)	(5,700,231)
Class W	(2,646,859)	(11,182,645)
Class Z	(62,423)	(297,832)

Total distributions to shareholders	(6,029,133)	(20,032,566)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	44,967,739	107,301,099

Net increase (decrease) in net assets	9,884,229	107,396,438

NET ASSETS:

Beginning of period	261,896,627	154,500,189

End of period	$271,780,856	$261,896,627

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.37	$10.19	$10.10	$9.47	$10.09	$9.79
Income (loss) from investment operations:
Net investment income[1]	0.27	0.53	0.57	0.57	0.53	0.54
Net realized and unrealized gain (loss) on investments	(1.31)	0.47	0.03	0.73	(0.65)	0.28
Total from investment operations	(1.04)	1.00	0.60	1.30	(0.12)	0.82
Less distributions to shareholders:
From net investment income	(0.17)	(0.47)	(0.51)	(0.67)	(0.50)	(0.51)
From net realized gain on investments	—	(0.35)	—	—	—	—
From return of capital	—	—	—	—	—	(0.01)
Total distributions to shareholders	(0.17)	(0.82)	(0.51)	(0.67)	(0.50)	(0.52)

Net asset value - End of period	$9.16	$10.37	$10.19	$10.10	$9.47	$10.09
Net assets - End of period (000’s omitted)	$40,286	$47,108	$10,197	$13,113	$82,399	$94,533
Total return[2]	(10.04% )	9.99%	6.28%	13.97%	(1.31% )	8.49%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.90% [3]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	5.42% [3]	5.02%	5.91%	5.90%	5.32%	5.31%
Series portfolio turnover	36%	128%	208%	143%	100%	106%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%	[3]	0.05%	0.13%	0.12%	0.08%	0.07%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.64	$8.62	$8.63	$8.20	$8.80	$8.61
Income (loss) from investment operations:
Net investment income[1]	0.23	0.47	0.51	0.53	0.49	0.49
Net realized and unrealized gain (loss) on investments	(1.08)	0.40	0.02	0.61	(0.57)	0.25
Total from investment operations	(0.85)	0.87	0.53	1.14	(0.08)	0.74
Less distributions to shareholders:
From net investment income	(0.19)	(0.50)	(0.54)	(0.71)	(0.52)	(0.54)
From net realized gain on investments	—	(0.35)	—	—	—	—
From return of capital	—	—	—	—	—	(0.01)
Total distributions to shareholders	$(0.19)	(0.85)	(0.54)	(0.71)	(0.52)	(0.55)

Net asset value - End of period	$7.60	$8.64	$8.62	$8.63	$8.20	$8.80
Net assets - End of period (000’s omitted)	$113,034	$67,760	$22,477	$20,974	$32,962	$26,459
Total return[2]	(9.93% )	10.27%	6.60%	14.24%	(0.98% )	8.68%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.65% [3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	5.74% [3]	5.28%	6.17%	6.17%	5.63%	5.57%
Series portfolio turnover	36%	128%	208%	143%	100%	106%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[3]	0.02%	0.10%	0.13%	0.08%	0.07%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$10.17	$10.08	$10.01
Income (loss) from investment operations:
Net investment income[2]	0.31	0.63	0.64	0.56
Net realized and unrealized gain (loss) on investments	(1.31)	0.46	0.03	0.27
Total from investment operations	(1.00)	1.09	0.67	0.83
Less distributions to shareholders:
From net investment income	(0.21)	(0.55)	(0.58)	(0.76)
From net realized gain on investments	—	(0.35)	—	—
Total distributions to shareholders	(0.21)	(0.90)	(0.58)	(0.76)

Net asset value - End of period	$9.15	$10.36	$10.17	$10.08
Net assets - End of period (000’s omitted)	$115,702	$137,215	$119,895	$30,363
Total return[3]	(9.72% )	10.89%	7.11%	8.63%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	[4]
Net investment income	6.23% [4]	5.92%	6.76%	6.66%	[4]
Series portfolio turnover	36%	128%	208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.43%	[4]	0.47%	0.54%	0.59%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 6/30/22 (UNAUDITED)	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.65	$8.62	$8.64	$8.67
Income (loss) from investment operations:
Net investment income[2]	0.23	0.48	0.52	0.46
Net realized and unrealized gain (loss) on investments	(1.09)	0.41	0.01	0.23
Total from investment operations	(0.86)	0.89	0.53	0.69
Less distributions to shareholders:
From net investment income	(0.19)	(0.51)	(0.55)	(0.72)
From net realized gain on investments	—	(0.35)	—	—
Total distributions to shareholders	(0.19)	(0.86)	(0.55)	(0.72)

Net asset value - End of period	$7.60	$8.65	$8.62	$8.64
Net assets - End of period (000’s omitted)	$2,758	$9,813	$1,931	$1,627
Total return[3]	(9.99% )	10.48%	6.59%	8.26%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50% [4]	0.50%	0.50%	0.50%	[4]
Net investment income	5.65% [4]	5.41%	6.32%	6.26%	[4]
Series portfolio turnover	36%	128%	208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[4]	0.07%	0.14%	0.19%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Notes to Financial Statements
(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as High Yield Bond Series Class I common stock and High Yield Bond Series Class Z common stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

14

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$3,506,198	$—	$—	$3,506,198
Preferred securities:
Health Care	2,313,120	2,313,120	—	—
Information Technology	1,992,441	1,992,441	—	—
Debt securities:
Loan Assignments	11,714,368	—	11,714,368	—
Corporate debt:
Communication Services	15,326,017	—	15,326,017	—
Consumer Discretionary	17,301,985	—	17,301,985	—
Consumer Staples	3,759,296	—	3,759,296	—
Energy	26,049,665	—	26,049,665	—
Financials	54,853,499	—	54,853,499	—
Health Care	10,702,093	—	10,702,093	—
Industrials	51,504,238	—	51,504,238	—
Information Technology	3,599,929	—	3,599,929	—
Materials	17,998,415	—	17,998,415	—
Real Estate	15,477,839	—	15,477,839	—
Utilities	18,026,753	—	18,026,753	—
Short-Term Investment	12,449,109	12,449,109	—	—
Total assets	$266,574,965	$16,754,670	$246,314,097	$3,506,198

15

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following table is a reconciliation Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITY
Balance as of December 31, 2021 (fair value)	$4,083,813
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(577,615)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Balance as of 30 June, 2022 (fair value)	$3,506,198

* The change in unrealized appreciation (depreciation) attributable to securities owned on June 30, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(577,615).

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2022.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 6/30/2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	VALUATION IMPACT FROM AN INCREASE IN INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE
Common Stock - Energy	$3,506,198	EV/EBITDA	Discount multiplier based on being private Imputed Price Based on Public Equity Comps, M&A activity within sector. Re- Evaluated based on new information from company (ie earnings, distribution announcement, M&A)	Decrease	3%

The significant unobservable inputs used in the fair value measurement of the Fund’s equity security are the potential of a partial sale transaction and assumptions made to calculate residual equity, converted into unit value and discounted to reflect the pending nature of the transaction.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

16

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2022.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2022.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets

17

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2022, the sub-transfer agency expenses incurred by Class S and Class I were $37,326 and $61,153, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

19

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $251,378 in management fees for Class W for the six months ended June 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $11,085, $5,608, $21,873 and $769 for Class S, Class I, Class W, and Class Z, respectively, for the six months ended June 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	2025	TOTAL
Class S	$18,519	$13,633	$12,275	$11,085	$55,512
Class I	22,088	17,756	7,047	5,608	52,499
Class W	82,483	126,979	88,678	21,873	320,013
Class Z	14,052	2,226	3,707	769	20,754

For the six months ended June 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $137,505,852 and $91,603,089, respectively. There were no purchases or sales of U.S. Government securities.

20

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,222,628	$22,358,893	5,744,521	$61,132,086
Reinvested	68,136	647,572	215,066	2,231,231
Repurchased	(2,432,598)	(24,161,221)	(2,418,892)	(25,703,861)
Total	(141,834)	$(1,154,756)	3,540,695	$37,659,456

CLASS I	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	13,038,220	$108,277,932	8,127,738	$72,620,203
Reinvested	303,984	2,394,115	638,351	5,534,045
Repurchased	(6,303,021)	(52,006,993)	(3,532,642)	(31,206,195)
Total	7,039,183	$58,665,054	5,233,447	$46,948,053

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	396,017	$3,934,485	1,256,616	$13,115,949
Reinvested	265,920	2,530,450	1,035,395	10,750,624
Repurchased	(1,258,648)	(12,640,465)	(840,081)	(8,855,336)
Total	(596,711)	$(6,175,530)	1,451,930	$15,011,237

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,154,488	$9,419,856	1,916,130	$16,799,932
Reinvested	7,915	62,423	33,862	297,832
Repurchased	(1,934,115)	(15,849,308)	(1,039,362)	(9,415,411)
Total	(771,712)	$(6,367,029)	910,630	$7,682,353

Approximately 42% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

21

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2022.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$19,495,758
Long-term capital gains	$536,808

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$296,899,769
Unrealized appreciation	3,186,255
Unrealized depreciation	(33,511,059)

Net unrealized depreciation	$(30,324,804)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S.

22

High Yield Bond Series

Notes to Financial Statements (continued)
(unaudited)

10.	Market Event (continued)

related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

23

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

24

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

25

High Yield Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

26

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/22-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$933.30	$3.36	0.70%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class I
Actual	$1,000.00	$934.70	$2.16	0.45%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class W
Actual	$1,000.00	$935.60	$0.24	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2022
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022
(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMON STOCKS - 0.6%

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Jonah Energy Parent LLC*2
(Identified Cost $1,288,725)		85,915	$4,610,199

PREFERRED STOCKS - 1.0%

Health Care - 0.3%
Pharmaceuticals - 0.3%
Harrow Health, Inc., 8.625%, 4/30/2026		109,800	2,679,120
Information Technology - 0.7%
Software - 0.7%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026		75,000	1,287,000
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026		70,000	1,023,400
Synchronoss Technologies, Inc., 8.375%, 6/30/2026		152,955	2,910,734
TOTAL PREFERRED STOCKS
(Identified Cost $10,170,384)			7,900,254

LOAN ASSIGNMENTS - 1.6%

American Axle & Manufacturing, Inc., Tranche B Term Loan, Term B, (1 mo. LIBOR US + 2.250%), 3.13%, 4/6/2024[3]		6,526,019	6,313,923
Tutor Perini Corp., Term Loan, Term B, (1 mo. LIBOR US + 4.75%), 5.75%, 8/18/2027[3]		6,897,348	6,440,399
TOTAL LOAN ASSIGNMENTS
(Identified Cost $13,344,864)			12,754,322

CORPORATE BONDS - 33.6%

Non-Convertible Corporate Bonds- 33.6%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc., 7.50%, 4/1/2024		5,375,000	5,313,141
Entertainment - 2.4%
Magallanes, Inc.,
(U.S. Secured Overnight Financing Index + 1.780%), 3.259%, 3/15/2024[3,4]		7,500,000	7,474,970
4.054%, 3/15/2029[4]		4,500,000	4,133,542
Media & Games Invest SE (Malta) (3
mo. EURIBOR + 6.250%), 6.25%,
6/21/2026[3,4]	EUR	8,000,000	8,113,645
			19,722,157

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]		6,650,000	$6,324,739
Media - 0.9%
Quebecor Media, Inc. (Canada), 5.75%,
1/15/2023		7,450,000	7,459,958
Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc., 6.00%,
11/15/2022		1,650,000	1,661,734
Sprint Corp., 7.875%, 9/15/2023		1,537,000	1,585,031
			3,246,765
Total Communication Services			42,066,760

Consumer Discretionary - 3.7%
Automobiles - 1.1%
Ford Motor Credit Co. LLC,
2.979%, 8/3/2022		2,050,000	2,050,000
3.35%, 11/1/2022		3,518,000	3,514,203
3.087%, 1/9/2023		3,110,000	3,087,655
			8,651,858
Diversified Consumer Services - 0.2%
The ADT Security Corp., 4.125%,
6/15/2023		1,500,000	1,474,963
Hotels, Restaurants & Leisure - 1.2%
Expedia Group, Inc., 3.25%, 2/15/2030		3,400,000	2,828,713
MGM Resorts International, 6.00%,
3/15/2023		6,700,000	6,689,417
			9,518,130
Internet & Direct Marketing Retail - 1.2%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037		3,210,000	2,787,978
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,930,566
Gaming Innovation Group plc (Malta)
(3 mo. STIB + 8.500%), 9.127%,
6/11/2024 (Acquired 01/26/2022, cost
$1,097,585)[3,5]	SEK	10,000,000	960,592
North Investment Group AB (Sweden)
(3 mo. STIB + 9.000%), 9.419%,
5/5/2024 (Acquired 04/22/2021, cost
$2,818,941)[3,5]	SEK	23,750,000	2,280,967
			9,960,103
Total Consumer Discretionary			29,605,054

Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
Campbell Soup Co., 3.65%, 3/15/2023		4,680,000	4,679,373
Greenfood AB (Sweden) (3 mo. STIB +
7.000%), 7.376%, 11/4/2025 (Acquired
10/28/2021, cost $2,486,820)[3,5]	SEK	21,250,000	2,008,321
Total Consumer Staples			6,687,694

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 4.7%
Energy Equipment & Services - 0.4%
Kent Global plc (United Kingdom),
10.00%, 6/28/2026	3,500,000	$3,411,303
Oil, Gas & Consumable Fuels - 4.3%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025[4]	5,008,508	4,917,825
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	3,910,000	4,178,285
DCP Midstream Operating LP, 3.875%,
3/15/2023	5,000,000	4,955,350
Energy Transfer LP, 4.25%, 3/15/2023	4,000,000	3,994,461
Navigator Holdings Ltd., 8.00%,
9/10/2025[4]	3,550,000	3,548,104
PetroTal Corp. (Peru), 12.00%,
2/16/2024 (Acquired 02/01/2021, cost
$2,584,000)[5]	2,720,000	2,764,648
Ping Petroleum UK Ltd. (Bermuda),
12.00%, 7/29/2024 (Acquired
07/14/2021-09/15/2021, cost
$2,664,463)[5]	2,715,000	2,627,336
Sabine Pass Liquefaction LLC, 5.75%,
5/15/2024	7,000,000	7,143,530
		34,129,539
Total Energy		37,540,842

Financials - 7.3%
Banks - 1.3%
Bank of America Corp., (3 mo. LIBOR US + 0.760%), 2.589%, 9/15/2026[3]	3,561,000	3,361,224
JPMorgan Chase & Co., 8.00%, 4/29/2027	3,000,000	3,449,122
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,735,000	3,766,613
		10,576,959
Capital Markets - 2.3%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,850,000	1,623,329
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,850,000	2,629,497
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[4]	3,000,000	2,716,769
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,580,000	3,613,517
The Goldman Sachs Group, Inc., (U.S. Secured Overnight Financing Rate + 1.390%), 2.870%, 3/15/2024[3]	7,500,000	7,503,620
		18,086,732
Consumer Finance - 2.3%
Navient Corp.,
5.50%, 1/25/2023	7,750,000	7,681,153
6.75%, 6/25/2025	1,800,000	1,645,562

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
OneMain Finance Corp., 5.625%, 3/15/2023		5,803,000	$5,748,134
PRA Group, Inc., 7.375%, 9/1/2025[4]		3,570,000	3,474,169
			18,549,018
Diversified Financial Services - 1.0%
Blackstone Private Credit Fund, 2.625%,
12/15/2026[4]		1,785,000	1,494,525
FS Energy & Power Fund, 7.50%,
8/15/2023[4]		3,235,000	3,263,225
Liberty Commercial Finance LLC,
6.00%, 6/30/2026 (Acquired
06/22/2021, cost $1,000,000)[5]		1,000,000	938,802
Novedo Holding AB (Sweden) (3 mo.
STIB + 6.500%), 7.005%, 11/26/2024
(Acquired 11/15/2021-03/30/2022,
cost $2,935,885)[3,5]	SEK	26,250,000	2,511,678
			8,208,230
Mortgage Real Estate Investment Trusts (REITS) - 0.4%
Arbor Realty Trust, Inc., 8.00%,
4/30/2023 (Acquired 05/10/2021, cost
$3,785,222)[5]		3,555,000	3,593,668

Total Financials			59,014,607

Industrials - 5.8%
Airlines - 1.7%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[4]		4,746,125	4,972,746
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	3,062,913
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%,
5/1/2028		3,597,793	3,079,611
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026		2,925,901	2,598,548
			13,713,818
Building Products - 0.2%
Eco Material Technologies, Inc., 7.875%,
1/31/2027[4]		1,835,000	1,633,598

Commercial Services & Supplies - 0.9%
Airswift Global AS (United Kingdom) (3
mo. LIBOR US + 8.500%), 10.389%,
5/12/2025 (Acquired 05/03/2021, cost
$3,100,000)[3,5]		3,100,000	3,061,250
Cartiga LLC, 8.00%, 6/15/2026
(Acquired 06/14/2021, cost
$4,000,000)[5]		4,000,000	3,922,813
			6,984,063

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Electrical Equipment - 0.3%
Joetul AS (Norway) (3 mo. NIBOR +
6.950%), 8.23%, 10/6/2024[3]	NOK	23,000,000	$2,227,760
Marine - 1.7%
American Tanker, Inc. (Norway), 7.75%,
7/2/2025		6,560,000	6,098,622
Seaspan Corp. (Hong Kong), 6.50%,
2/5/2024[4]		7,600,000	7,507,345
			13,605,967
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[6]		1,500,000	1,474,133
Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028		1,970,000	1,659,973
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[4]		1,500,000	1,349,759
Avolon Holdings Funding Ltd. (Ireland),
3.25%, 2/15/2027[4]		4,500,000	3,926,883
			6,936,615
Total Industrials			46,575,954
Information Technology - 0.6%
Software - 0.6%
Cabonline Group Holding AB (Sweden)
(3 mo. STIB + 9.500%), 9.572%,
4/19/2026[3,4]	SEK	17,500,000	1,708,987
Extenda Retail Holding 1 AB (Sweden)
(3 mo. STIB + 6.750%), 7.553%,
3/30/2027 (Acquired 03/24/2022, cost
$3,620,906)[3,5]	SEK	34,000,000	3,181,687

Total Information Technology			4,890,674

Materials - 0.7%
Metals & Mining - 0.7%
Copper Mountain Mining Corp.
(Canada), 8.00%, 4/9/2026[4]		2,572,000	2,409,408
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[4]		1,415,000	1,357,544
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,549,856
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/06/2017-09/12/2019,
cost $4,353,936)[5,7]		5,870,000	587

Total Materials			5,317,395

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 2.4%
Crown Castle International Corp.,
3.10%, 11/15/2029		2,250,000	1,983,897

	SHARES/ PRINCIPAL AMOUNT[11]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
IIP Operating Partnership LP, 5.50%,
5/25/2026		3,950,000	$3,574,798
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021, cost
$3,500,000)[5]		3,500,000	3,169,508
SBA Tower Trust,
2.836%, 1/15/2025[4]		3,500,000	3,380,846
1.884%, 1/15/2026[4]		2,750,000	2,542,284
Simon Property Group LP, 2.65%,
2/1/2032		5,500,000	4,558,098
			19,209,431
Real Estate Management & Development - 0.8%
Carrington Holding Co. LLC, 8.00%,
1/1/2026[4]		3,500,000	3,282,488
Trym AS (Norway) (3 mo. NIBOR +
7.750%), 9.10%, 9/10/2024 (Acquired
08/31/2021, cost $3,446,157)[3,5]	NOK	30,000,000	2,926,631
			6,209,119
Total Real Estate			25,418,550

Utilities - 1.6%
Electric Utilities - 1.2%
Alexander Funding Trust, 1.841%,
11/15/2023[4]		10,000,000	9,551,993
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%,
7/15/2024[4]		3,500,000	3,380,735

Total Utilities			12,932,728

TOTAL CORPORATE BONDS
(Identified Cost $291,300,853)			270,050,258

ASSET-BACKED SECURITIES - 30.1%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%,
8/15/2046[4]		4,500,000	3,989,032
Ally Auto Receivables Trust, Series
2022-1, Class A1, 1.355%, 5/15/2023		5,093,982	5,085,815
BRSP Ltd., Series 2021-FL1, Class A,
(1 mo. LIBOR US + 1.150%), 2.762%,
8/19/2038[3,4]		3,000,000	2,879,795
Business Jet Securities LLC, Series
2021-1A, Class A, 2.162%, 4/15/2036[4]		4,301,731	3,892,935
Carvana Auto Receivables Trust,
Series 2020-N1A, Class B, 2.01%,
3/17/2025[4]		2,609,084	2,605,524
Series 2020-P1, Class A4, 0.61%,
10/8/2026		5,788,000	5,463,075
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%,
7/15/2060[4]		3,774,064	3,423,122

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC, (continued)
Series 2020-1, Class B1, 2.28%,
7/15/2060[4]	1,841,007	$1,653,002
CLI Funding VIII LLC, Series 2021-1A,
Class A, 1.64%, 2/18/2046[4]	5,804,274	5,107,103
College Ave Student Loans LLC, Series
2021-A, Class A2, 1.60%, 7/25/2051[4]	1,983,815	1,792,386
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[4]	2,157,948	2,044,100
CoreVest American Finance Trust,
Series 2019-1, Class A, 3.324%,
3/15/2052[4]	2,129,557	2,103,760
Series 2019-3, Class A, 2.705%,
10/15/2052[4]	2,032,365	1,945,633
Series 2020-3, Class A, 1.358%,
8/15/2053[4]	1,283,219	1,169,955
Series 2020-4, Class A, 1.174%,
12/15/2052[4]	1,096,992	997,216
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%,
10/15/2029[4]	6,410,000	6,243,939
Series 2021-2A, Class C, 1.64%,
6/17/2030[4]	3,800,000	3,433,233
Series 2021-3A, Class C, 1.63%,
9/16/2030[4]	3,000,000	2,717,922
Series 2022-1A, Class A, 4.60%,
6/15/2032[4]	7,400,000	7,417,512
DataBank Issuer, Series 2021-1A, Class
A2, 2.06%, 2/27/2051[4]	5,200,000	4,704,859
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class A, 1.76%,
4/15/2049[4]	5,000,000	4,299,851
EDvestinU Private Education Loan Issue
No. 1 LLC,
Series 2019-A, Class A, 3.58%,
11/25/2038[4]	1,829,970	1,754,808
Series 2021-A, Class A, 1.80%,
11/25/2045[4]	2,040,591	1,814,129
Flagship Credit Auto Trust, Series 2019-
4, Class B, 2.53%, 11/17/2025[4]	7,194,000	7,184,679
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[4]	4,760,000	4,357,532
Ford Credit Auto Lease Trust, Series
2022-A, Class A1, 1.374%, 5/15/2023	3,320,054	3,315,363
FS RIALTO, Series 2021-FL2, Class A,
(Cayman Islands) (1 mo. LIBOR US +
1.220%), 2.729%, 5/16/2038[3,4]	3,000,000	2,884,625
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[4]	3,598,668	3,263,651
Hertz Vehicle Financing LLC, Series
2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	2,793,906
Hotwire Funding LLC, Series 2021-1,
Class A2, 2.311%, 11/20/2051[4]	3,500,000	3,108,878
HTS Fund I LLC, Series 2021-1, Class
A, 1.411%, 8/25/2036[4]	1,750,000	1,714,000

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Hyundai Auto Lease Securitization Trust,
Series 2020-B, Class A3, 0.51%,
9/15/2023[4]	4,897,323	$4,876,376
ITE Rail Fund Levered LP, Series 2021-
3A, Class A, 2.21%, 6/28/2051[4]	5,717,552	5,134,115
KREF Ltd., Series 2021-FL2, Class AS,
(1 mo. LIBOR US + 1.300%), 2.823%,
2/15/2039[3,4]	3,500,000	3,296,272
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%,
10/25/2048[4]	517,658	508,976
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo.
LIBOR US + 1.550%), 2.874%,
12/13/2038[3,4]	2,000,000	1,894,862
Series 2021-FL2, Class B, (1 mo.
LIBOR US + 1.900%), 3.224%,
12/13/2038[3,4]	3,000,000	2,832,222
LFS LLC, Series 2022-A, Class
A, 5.25%, 5/15/2034 (Acquired
05/11/2022, cost $7,843,177)[5]	7,872,305	7,804,645
Libra Solutions LLC, Series 2022-1A,
Class A, 4.75%, 5/15/2034[4]	3,873,889	3,833,832
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo.
LIBOR US + 0.510%), 2.134%,
6/25/2031[3]	4,346,900	4,152,390
Series 2015-BA, Class A3, (1 mo.
LIBOR US + 1.450%), 2.774%,
7/16/2040[3,4]	2,125,559	2,113,338
Series 2017-2A, Class A, (1 mo.
LIBOR US + 1.050%), 2.674%,
12/27/2066[3,4]	3,322,755	3,299,909
Series 2020-1A, Class A1B, (1 mo.
LIBOR US + 1.050%), 2.674%,
6/25/2069[3,4]	2,493,663	2,450,214
Series 2020-GA, Class A, 1.17%,
9/16/2069[4]	698,098	656,031
Series 2021-1A, Class A1A, 1.31%,
12/26/2069[4]	5,942,278	5,100,292
Series 2021-A, Class A, 0.84%,
5/15/2069[4]	1,051,836	963,216
Series 2022-A, Class A, 2.23%,
7/15/2070[4]	3,810,795	3,587,710
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%,
2/15/2027[4]	4,447,961	4,434,490
Series 2020-1A, Class A2, 3.101%,
2/15/2028[4]	6,832,325	6,770,036
Series 2020-1A, Class B, 4.037%,
2/15/2028[4]	2,794,289	2,690,949
Series 2022-1A, Class A2, 3.602%,
2/15/2030[4]	4,650,000	4,382,572
PEAR LLC, Series 2021-1, Class
A, 2.60%, 1/15/2034 (Acquired
11/16/2021, cost $5,131,907)[5]	5,131,907	4,899,089
Progress Residential Trust, Series 2019-
SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,712,743

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Santander Drive Auto Receivables
Trust, Series 2020-2, Class C, 1.46%,
9/15/2025	6,614,834	$6,577,425
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[4]	6,000,000	5,181,240
SMB Private Education Loan Trust,
Series 2014-A, Class A3, (1 mo.
LIBOR US + 1.500%), 2.824%,
4/15/2032[3,4]	2,850,604	2,855,680
Series 2019-B, Class A2A, 2.84%,
6/15/2037[4]	2,890,615	2,767,524
Series 2020-B, Class A1A, 1.29%,
7/15/2053[4]	1,662,296	1,522,362
SoFi Professional Loan Program LLC,
Series 2016-C, Class A2B, 2.36%,
12/27/2032[4]	14,742	14,713
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[4]	197,734	194,992
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%,
3/26/2046[4]	3,400,000	3,044,628
Stonepeak, Series 2021-1A, Class AA,
2.301%, 2/28/2033[4]	1,065,426	993,510
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[4]	2,389,794	2,224,400
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, (China),
1.68%, 2/20/2046[4]	5,896,000	5,148,390
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%,
10/25/2056[4,8]	234,253	232,458
Series 2017-1, Class A1, 2.75%,
10/25/2056[4,8]	789,498	783,164
Series 2018-2, Class A1, 3.25%,
3/25/2058[4,8]	652,432	638,979
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 2.624%,
10/25/2048[3,4]	1,520,649	1,502,816
Tricon American Homes, Series 2020-
SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,264,881
Trinity Rail Leasing 2018 LLC, Series
2020-1A, Class A, 1.96%, 10/17/2050[4]	2,432,764	2,218,982
Trinity Rail Leasing 2021 LLC, Series
2021-1A, Class A, 2.26%, 7/19/2051[4]	1,924,157	1,682,720
Triton Container Finance VIII LLC, Series
2021-1A, Class A, (Bermuda), 1.86%,
3/20/2046[4]	5,898,750	5,176,916
TRP LLC, Series 2021-1, Class A,
2.07%, 6/19/2051[4]	2,950,849	2,604,787
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%,
9/15/2045[4]	6,500,000	5,896,668
Vertical Bridge Holdings LLC, Series
2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	3,722,136

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $256,979,064)		241,804,990

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1%

BDS, Series 2021-FL8, Class B,
(Cayman Islands) (1 mo. LIBOR US +
1.350%), 2.962%, 1/18/2036[3,4]	3,000,000	$2,860,008
BRAVO Residential Funding Trust,
Series 2019-2, Class A3, 3.50%,
10/25/2044[4,8]	3,941,165	3,804,980
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[4,8]	2,844,335	2,548,168
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[4,8]	92,964	92,601
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[4,8]	121,858	109,922
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	115,600	115,462
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[4]	4,480,000	4,303,614
Freddie Mac Multifamily Structured
Pass-Through Certificates,
Series K030, Class X1 (IO), 0.259%,
4/25/2023[8]	49,680,227	50,440
Series K032, Class X1 (IO), 0.181%,
5/25/2023[8]	29,866,648	23,354
Series K106, Class X1 (IO), 1.477%,
1/25/2030[8]	53,818,090	4,397,317
FREMF Mortgage Trust,
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[4]	78,478,092	29,960
Series 2015-K42, Class B, 3.980%,
1/25/2048[4,8]	1,900,000	1,863,323
Series 2015-K43, Class B, 3.859%,
2/25/2048[4,8]	1,500,000	1,467,797
GCAT Trust, Series 2022-NQM3, Class
A1, 4.348%, 4/25/2067[4,8]	9,844,302	9,735,557
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class B, (1 mo.
LIBOR US + 1.100%), 2.712%,
11/21/2035[3,4]	3,958,981	3,902,402
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%,
4/25/2052[4,8]	5,916,149	5,369,669
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[4,8]	3,539,445	3,218,996
Series 2022-PJ1, Class A15, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.850%), 1.776%,
5/28/2052[3,4]	4,748,231	4,409,677
Series 2022-PJ3, Class A24, 3.00%,
8/25/2052[4,8]	9,742,872	9,064,660
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1,
3.638%, 3/25/2067[4,9]	7,262,348	6,861,170
Series 2022-NQM3, Class A1, 4.38%,
5/25/2067[4,9]	4,579,138	4,558,769
Series 2022-NQM4, Class A1,
4.767%, 6/25/2067[4,9]	9,959,692	9,890,756

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[4,8]	434,836	$417,433
Series 2022-INV3, Class A4B, 3.00%,
9/25/2052[4,8]	7,594,921	7,051,685
Metlife Securitization Trust, Series 2019-
1A, Class A, 3.75%, 4/25/2058[4,8]	893,781	869,709
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[4,8]	285,283	276,226
Series 2015-2A, Class A1, 3.75%,
8/25/2055[4,8]	400,972	387,308
Series 2019-2A, Class A1, 4.25%,
12/25/2057[4,8]	1,978,260	1,951,064
NYMT Loan Trust, Series 2022-CP1,
Class A1, 2.042%, 7/25/2061[4]	2,471,058	2,327,623
RCKT Mortgage Trust, Series 2021-6,
Class A5, 2.50%, 12/25/2051[4,8]	5,640,001	5,124,329
RUN Trust, Series 2022-NQM1, Class
A1, 4.00%, 3/25/2067[4]	3,420,563	3,338,837
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%,
2/25/2043[8]	135,589	121,508
Series 2013-6, Class A2, 3.00%,
5/25/2043[8]	1,394,015	1,302,493
Series 2013-7, Class A2, 3.00%,
6/25/2043[8]	133,417	124,729
Series 2013-8, Class A1, 3.00%,
6/25/2043[8]	158,096	148,126
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 2.795%, 11/15/2027[3,4]	1,777,115	1,237,310
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[4,8]	2,417,199	2,252,907
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[4,8]	79,492	76,794
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $108,800,445)		105,686,683

FOREIGN GOVERNMENT BONDS - 0.7%

Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026	1,800,000	1,800,204
Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024	4,500,000	4,357,896

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $6,245,967)		6,158,100

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%,
10/1/2037
(Identified Cost $4,060,712)	3,905,000	$3,143,017

U.S. TREASURY SECURITIES - 3.8%

U.S. Treasury Notes - 3.8%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	20,712,023
0.375%, 8/15/2024	10,460,000	9,902,678

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $31,836,347)		30,614,701

U.S. GOVERNMENT AGENCIES - 0.2%

Mortgage-Backed Securities - 0.2%
Fannie Mae
Pool #888810, UMBS, 5.50%,
11/1/2022	39	39
Pool #AD0462, UMBS, 5.50%,
10/1/2024	2,943	3,004
Pool #MA0115, UMBS, 4.50%,
7/1/2029	31,491	32,479
Pool #MA1834, UMBS, 4.50%,
2/1/2034	132,510	135,903
Pool #995876, UMBS, 6.00%,
11/1/2038	224,416	245,277
Pool #AW5338, UMBS, 4.50%,
6/1/2044	485,814	493,396
Pool #AS3878, UMBS, 4.50%,
11/1/2044	382,463	392,888
Pool #BE7845, UMBS, 4.50%,
2/1/2047	97,536	99,517
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	196	196
Pool #G13078, 6.00%, 3/1/2023	309	309
Pool #G13331, 5.50%, 10/1/2023	482	487
Pool #C91359, 4.50%, 2/1/2031	86,915	89,713
Pool #D98711, 4.50%, 7/1/2031	246,491	254,443
Pool #C91746, 4.50%, 12/1/2033	187,494	192,477
Pool #G05900, 6.00%, 3/1/2040	39,320	43,225
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $2,017,418)		1,983,353

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2022

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 11.2%

Dreyfus Government Cash Management, Institutional Shares, 1.35%[10] (Identified Cost $89,880,190)	89,880,190	$89,880,190

TOTAL INVESTMENTS - 96.3%
(Identified Cost $815,924,969)		774,586,067
OTHER ASSETS, LESS LIABILITIES -
OTHER ASSETS, LESS LIABILITIES - 3.7%		29,523,332
NET ASSETS - 100%		$804,109,399

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.
[1]Amount is stated in USD unless otherwise noted.
[2]Security has been valued using significant unobservable inputs.
[3]Floating rate security. Rate shown is the rate in effect as of June 30, 2022.
[4]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $404,169,441, which represented 50.3% of the Series’ Net Assets.
[5]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2022 was $46,652,222, or 5.8% of the Series’ Net Assets.
[6]Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2022.
[7]Issuer filed for bankruptcy and/or is in default of interest payments.
[8]Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2022.
[9]Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2022.
[10]Rate shown is the current yield as of June 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2022 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $815,924,969) (Note 2)	$774,586,067
Foreign currency, at value (identified cost $9,052,451)	8,921,906
Receivable for securities sold	12,135,805
Deposits at broker for futures contracts	4,296,772
Interest receivable	4,199,225
Receivable for fund shares sold	1,912,510
Dividends receivable	67,940
Prepaid expenses	35,976

TOTAL ASSETS	806,156,201

LIABILITIES:

Due to custodian	63,390
Accrued management fees (Note 3)	31,437
Accrued fund accounting and administration fees (Note 3)	30,725
Accrued sub-transfer agent fees (Note 3)	26,802
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	4,636
Accrued Chief Compliance Officer service fees (Note 3)	714
Payable for fund shares repurchased	1,833,021
Other payables and accrued expenses	56,077

TOTAL LIABILITIES	2,046,802

TOTAL NET ASSETS	$804,109,399

NET ASSETS CONSIST OF:

Capital stock	$845,050
Additional paid-in-capital	865,044,593
Total distributable earnings (loss)	(61,780,244)

TOTAL NET ASSETS	$804,109,399

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($22,973,316/2,342,935 shares)	$9.81

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($156,948,756/18,302,523 shares)	$8.58

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($624,187,327/63,859,570 shares)	$9.77

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$11,999,188
Dividends	317,198

Total Investment Income	12,316,386

EXPENSES:

Management fees (Note 3)	1,121,748
Fund accounting and administration fees (Note 3)	73,951
Accrued sub-transfer agent fees (Note 3)	41,448
Directors’ fees (Note 3)	41,245
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	25,048
Chief Compliance Officer service fees (Note 3)	3,510
Custodian fees	19,629
Miscellaneous	119,892

Total Expenses	1,446,471
Less reduction of expenses (Note 3)	(1,030,807)

Net Expenses	415,664

NET INVESTMENT INCOME	11,900,722

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(12,096,598)
Futures contracts	(13,118,066)
Foreign currency and translation of other assets and liabilities	149,663

(25,065,001)
Net change in unrealized appreciation (depreciation) on-
Investments	(39,125,641)
Futures contracts	2,970,549
Foreign currency and translation of other assets and liabilities	(191,398)

(36,346,490)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(61,411,491)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,510,769)

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED 12/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$11,900,722	$23,728,961
Net realized gain (loss) on investments and foreign currency	(25,065,001)	22,037,924
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(36,346,490)	(24,025,171)

Net increase (decrease) from operations	(49,510,769)	21,741,714

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(198,303)	(1,000,768)
Class I	(1,191,462)	(2,012,290)
Class W	(7,685,585)	(40,773,813)
Total distributions to shareholders	(9,075,350)	(43,786,871)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	134,472,523	76,085,887

Net increase (decrease) in net assets	75,886,404	54,040,730

NET ASSETS:

Beginning of period	728,222,995	674,182,265

End of period	$804,109,399	$728,222,995

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding
throughout each period):
Net asset value - Beginning of period	$10.61	$10.93	$10.44	$10.18	$10.42	$10.33
Income (loss) from investment operations:
Net investment income[1]	0.13	0.30	0.29	0.28	0.26	0.22
Net realized and unrealized gain (loss) on investments	(0.84)	(0.02)	0.48	0.23	(0.24)	0.11
Total from investment operations	(0.71)	0.28	0.77	0.51	0.02	0.33
Less distributions to shareholders:
From net investment income	(0.09)	(0.30)	(0.28)	(0.25)	(0.25)	(0.23)
From net realized gain on investments	—	(0.30)	(0.00)[2]	—	(0.01)	(0.01)
Total distributions to shareholders	(0.09)	(0.60)	(0.28)	(0.25)	(0.26)	(0.24)

Net asset value - End of period	$9.81	$10.61	$10.93	$10.44	$10.18	$10.42
Net assets - End of period (000’s omitted)	$22,973	$17,776	$20,925	$22,884	$685,649	$770,824
Total return[3]	(6.67% )	2.59%	7.54%	5.01%	0.20%	3.19%

Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.70% [4]	0.73%	0.73%	0.75%	0.75%	0.75%
Net investment income	2.60% [4]	2.71%	2.74%	2.80%	2.56%	2.08%
Series portfolio turnover	33%	69%	96%	75%	58%	62%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.01%	0.01%	0.00% [5]

[1]Calculated based on average shares outstanding during the periods.
[2]Less than $(0.01).
[3]Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
[4]Annualized.
[5]Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)	FOR THE YEAR ENDED
		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Per share data (for a share outstanding
throughout each period):
Net asset value - Beginning of period	$9.29	$9.65	$9.26	$9.09	$9.34	$9.28
Income (loss) from investment operations:
Net investment income[1]	0.13	0.29	0.28	0.28	0.26	0.22
Net realized and unrealized gain (loss) on investments	(0.74)	(0.02)	0.42	0.20	(0.22)	0.11
Total from investment operations	(0.61)	0.27	0.70	0.48	0.04	0.33
Less distributions to shareholders:
From net investment income	(0.10)	(0.33)	(0.31)	(0.31)	(0.28)	(0.26)
From net realized gain on investments	—	(0.30)	(0.00)[2]	—	(0.01)	(0.01)
Total distributions to shareholders	(0.10)	(0.63)	(0.31)	(0.31)	(0.29)	(0.27)

Net asset value - End of period	$8.58	$9.29	$9.65	$9.26	$9.09	$9.34
Net assets - End of period (000’s omitted)	$156,949	$36,639	$21,687	$19,039	$28,499	$66,543
Total return[3]	(6.53% )	2.81%	7.74%	5.37%	0.40%	3.52%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [4]	0.49%	0.49%	0.48%	0.50%	0.50%
Net investment income	2.87% [4]	2.97%	2.96%	3.01%	2.75%	2.33%
Series portfolio turnover	33%	69%	96%	75%	58%	62%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.01%	0.01%	0.00% [5]

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/22 (UNAUDITED)		FOR THE YEAR ENDED		FOR THE PERIOD 3/1/19[1] TO 12/31/19
			12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.57		$10.90	$10.41	$10.34
Income (loss) from investment operations:
Net investment income[2]	0.16		0.37	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.84)		(0.03)	0.49	0.12
Total from investment operations	(0.68)		0.34	0.85	0.42
Less distributions to shareholders:
From net investment income	(0.12)		(0.37)	(0.36)	(0.35)
From net realized gain on investments	—		(0.30)	(0.00)[3]	—
Total distributions to shareholders	(0.12)		(0.67)	(0.36)	(0.35)

Net asset value - End of period	$9.77		$10.57	$10.90	$10.41
Net assets - End of period (000’s omitted)	$624,187		$673,807	$631,570	$859,888
Total return[4]	(6.44%	)	3.19%	8.29%	4.10%	[5]

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%	0.05%	0.05%	[6]
Net investment income	3.24%	[6]	3.40%	3.40%	3.44%	[6]
Series portfolio turnover	33%		69%	96%	75%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%	[6]	0.32%	0.32%	0.31%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 4.00%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$4,610,199	$—	$—	$4,610,199
Preferred securities:
Health Care	2,679,120	2,679,120	—	—
Information Technology	5,221,134	5,221,134	—	—
Debt securities:
Loan Assignments	12,754,322	—	12,754,322	—
U.S. Treasury and other U.S. Government agencies	32,598,054	—	32,598,054	—
States and political subdivisions (municipals)	3,143,017	—	3,143,017	—
Corporate debt:
Communication Services	42,066,760	—	42,066,760	—
Consumer Discretionary	29,605,054	—	29,605,054	—
Consumer Staples	6,687,694	—	6,687,694	—
Energy	37,540,842	—	37,540,842	—
Financials	59,014,607	—	59,014,607	—
Industrials	46,575,954	—	46,575,954	—
Information Technology	4,890,674	—	4,890,674	—
Materials	5,317,395	—	5,317,395	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$25,418,550	$—	$25,418,550	$—
Utilities	12,932,728	—	12,932,728	—
Asset-backed securities	241,804,990	—	241,804,990	—
Commercial mortgage-backed securities	105,686,683	—	105,686,683	—
Foreign government bonds	6,158,100	—	6,158,100	—
Short-Term Investment	89,880,190	89,880,190	—	—
Total assets	$774,586,067	$97,780,444	$672,195,424	$4,610,199

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2022.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on June 30, 2022.

The following table presents the effect of derivative instruments on the Statement of Operations:

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Credit contracts	Net realized gain (loss) on futures contracts	$338,927
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(216,939)
Interest rate contracts	Net realized gain (loss) on futures contracts	$(13,240,054)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Credit contracts	Net change in unrealized appreciation(depreciation) on futures contracts	$28,642
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$2,941,907

The average month-end balances for the six months ended June 30, 2022 were as follows:

Futures Contracts:
Average number of contracts purchased	4,370
Average number of contracts sold	3,174
Average notional value of contracts purchased	$1,066,223,000
Average notional value of contracts sold	$739,261,598

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2022.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2022.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2018 through December 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2022, the sub-transfer agency expenses incurred by Class S and Class I were $8,253 and $33,195, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $969,026 in management fees for Class W for the six months ended June 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $61,781 for Class W shares for the six months ended June 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023	2024	2025	TOTAL
Class W	$84,567	$147,864	$147,021	$61,781	$441,233

For the six months ended June 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $217,277,493 and $230,705,914, respectively. Sales of U.S. Government securities, other than short-term securities, were $1,769,103. There were no purchases of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,114,277	$11,324,742	884,856	$9,734,861
Reinvested	17,350	171,441	80,186	858,877
Repurchased	(464,246)	(4,727,034)	(1,203,389)	(13,288,062)
Total	667,381	$6,769,149	(238,347)	$(2,694,324)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,028,736	$141,071,673	4,537,446	$43,948,757
Reinvested	126,985	1,088,251	161,691	1,513,399
Repurchased	(1,796,817)	(15,824,966)	(3,002,075)	(29,035,743)
Total	14,358,904	$126,334,958	1,697,062	$16,426,413

CLASS W	FOR THE SIX MONTHS ENDED 6/30/22		FOR THE YEAR ENDED 12/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,395,755	$24,520,283	5,873,439	$64,391,385
Reinvested	742,041	7,327,166	3,676,779	39,259,780
Repurchased	(3,025,326)	(30,479,033)	(3,770,657)	(41,297,367)
Total	112,470	$1,368,416	5,779,561	$62,353,798

Approximately 77% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended June 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. During the six months ended June 30,2022, the Series invested in futures contracts (credit and interest rate risk). No such investments were held by the Series as of June 30, 2022.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2021 were as follows:

Ordinary income	$37,118,952
Long-term capital gains	$6,667,919

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2022, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$815,925,223
Unrealized appreciation	6,058,925
Unrealized depreciation	(47,398,081)

Net unrealized depreciation	$(41,339,156)
Post October long-term deferred losses	$1,310,055

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on May 19, 2022, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for renewal by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). In connection with the decision whether to renew the Agreement, a variety of material was provided to the Board in advance of the meeting for their review and consideration. The Board also held a working session on May 3, 2022 to review and discuss information provided to the Board, and for the Board to request additional information.

Representatives of the Advisor attended a portion of the working session and attended the Board meeting. The Advisor provided supplemental information requested by the Board and presented additional oral information to the Board to assist the Board in its considerations. In addition to the information furnished by the Advisor, the Board was provided with a legal memorandum discussing its fiduciary duties related to its approval of the continuation of the Agreement. Legal counsel for the Fund discussed with the Board the applicable legal considerations. In addition, the Board received in-person presentations about the Fund throughout the year.

At the May 3, 2022 meeting, the Board also considered and approved a new investment advisory agreement (the “New Advisory Agreement”) for each Series between the Advisor and the Fund. The Board was asked to consider the New Advisory Agreement because of a transaction that will affect Manning & Napier, Inc. (“MN Inc.”), which is the ultimate parent company of the Advisor. On March 31, 2022, MN Inc. and Callodine Group, LLC (“Callodine”) entered into an agreement under which Callodine Merger Sub, an affiliate of Callodine, would acquire MN Inc. (the “Transaction”). The Transaction, which is subject to customary closing conditions, is expected to close in the third quarter of 2022. Following the closing, MN Inc. will become a wholly owned subsidiary of an affiliate of Callodine. The closing of the Transaction may be deemed to result in a change of control of the Advisor under the 1940 Act. As a result, the Transaction results in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides investment advisory services to the Series (the “Current Advisory Agreement”). Shareholder approval of the New Advisory Agreement will enable the Advisor to continue to serve the Series following the closing of the Transaction.

The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors also met separately in executive sessions on April 13, April 27, May 3 and May 19, with their legal counsel without any representatives of the Advisor present.

The Directors’ determinations at the meeting were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Current Agreement with respect to each Series of the Fund, the Independent Directors did not identify any single or particular piece of information that, in isolation, was sufficient to justify renewal. Each Independent Director may also have weighed information and factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

•	The Board considered the nature and quality of services provided by the Advisor under the Current Agreement. The Advisor has provided those services for over 30 years, and they have included, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board considered the numerous services performed by the Advisor and its affiliates beyond those stated in the Current Agreement. The Board also considered the Advisor’s personnel who perform services to the Fund, changes in senior or key personnel, industry trends impacting the mutual fund industry, the strength of the Advisor’s compliance infrastructure, policies and procedures relating to compliance with securities regulations, reputation, expertise and resources. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Current Agreement in a reasonable manner.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the Advisor’s investment teams, including changes to the investment teams during the past year, investment team compensation structure and the investment process. The Board considered the performance of each Series since its inception, as well as over multiple time periods including: one year, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered (and considers on a quarterly basis) a number of other factors relevant to performance at the meeting including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives; the breadth of the Fund’s product offerings; and performance over reasonable time periods. Representatives of the Advisor provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Board also determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the May 19th Board meeting. In doing so, the Board generally determined that the Advisor’s performance was satisfactory. Where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Board requested an explanation for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. In all instances, the Board was satisfied with the explanation provided. The Board plans to remain focused in future meetings to address any aberrational underperformance as necessary. After discussion, the Board concluded that the nature and quality of the investment management services provided by the Advisor to the Fund were considered adequate.

•	The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any contractual expense waivers or reimbursements paid by the Advisor.

•	The Board considered whether the Advisor had achieved economies of scale with respect to its services to the Fund. The Board acknowledged the expense caps incorporated in the Fund’s current fee structure, which requires the Advisor to subsidize the expenses of the Series operating above their expense cap, noting that 11 of 15 Series are currently receiving expense reimbursements from the Advisor. The Board concluded that the Fund would need to grow in assets before the Advisor would be able to achieve meaningful economies of scale.

•	The Advisor provided the Board with information comparing each Series’ contractual management fees with the Advisor’s standard advisory fees for separate accounts and collective investment trusts. The Board considered that the range of services provided to the Series is more extensive than for the Advisor’s other clients due to additional infrastructure, administrative, operational and regulatory requirements related to operating a mutual fund, as well as associated risks.

•	The current advisory fees, 12b-1 Distribution and Service Fees, other expenses (e.g. a combination of Shareholder Services Fees, intermediary sub-TA fees, routine operating expenses and Acquired Fund Fees and Expenses for fund-of-fund Series) and total expense ratios of each Series and share class were compared and ranked (on both a mean and median basis) against respective peer universes. Respective peer universes included funds of a similar size and with similar investment objectives and expense characteristics as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the comparisons and rankings of fees and net expense ratios for each Series of the Fund and the methodology behind the comparison. The Board considered the Advisor’s active portfolio management that results in portfolios that are more differentiated than the construction of their benchmarks. The Board will continue to monitor the fees and expenses of the Series compared to peer groups. Based on their review of the information provided, the Board concluded that the current fees and expenses of each Series of the Fund were reasonable on a comparative basis.

Unconstrained Bond Series

Renewal of Investment Advisory Agreement

(unaudited)

•	The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Current Agreement. The Board was provided with information on the Advisor’s financial condition and profitability by mutual fund agreement and by Series. Representatives of the Advisor discussed modest improvements in the Advisor’s profitability derived from the Fund. The Board discussed the Advisor’s revenues generated from the Fund and its expenses associated with providing the services under the Current Agreement. The Advisor presented the Board with information on firm wide investment management profitability to provide a comparison of the Advisor’s profitability from its Fund activities relative to its profitability from its other investment management business. In addition, the Board reviewed the Advisor’s expense allocation methodology used to calculate profitability since many of the Advisor’s resources and expenses are shared across the Advisor’s various investment management vehicles. The Board noted the Advisor’s explanation of the consistent approach taken in calculating profitability, compared to prior periods, including the allocation of expenses as part of that calculation. The Board considered the Advisor’s expenses associated with Fund activities outside of the Current Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). The Board noted the potential for the Transaction to add resources that have the potential to facilitate the growth of various series, which could improve economies of scale for those Series; however, they also noted that such potential may not be realized. After discussing the above costs and profits, the Board concluded that the Advisor’s profit margin relating to its services provided under the Current Agreement was reasonable.

•	The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include participation in a joint insurance program, sharing of compensation expenses for certain shared personnel, relationships with large service providers, the utilization of Series within the Advisor’s separately managed accounts and certain research services provided by soft dollars. The Board concluded that these additional benefits to the Advisor were reasonable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of the Independent Directors, concluded that the compensation under the Current Agreement was fair and reasonable with respect to each Series in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment, and that the renewal of the Current Agreement would be in the best interests of each Series and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Current Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/22-SAR

(b)	Not applicable.

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.
(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/25/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/25/2022

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: 8/25/2022